Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS - 37.6%
COMMUNICATION SERVICES - 1.5%
Alphabet, Inc., Class A(a)	2,867	$6,247,938
ATN International, Inc.	1,650	77,401
Cogent Communications Holdings, Inc.	47,288	2,873,219
Comcast Corp., Class A	14,565	571,531
comScore, Inc.(a)	6,277	12,931
Entravision Communications Corp., Class A	5,144	23,457
Ooma, Inc.(a)	1,663	19,690
Telephone & Data Systems, Inc.	21,359	337,259
Walt Disney Co. (The)(a)	7,149	674,865
Yelp, Inc.(a)	3,350	93,029
Total Communication Services		10,931,320
CONSUMER DISCRETIONARY - 3.0%
Aaron's Co., Inc. (The)	11,043	160,676
Academy Sports & Outdoors, Inc.	706	25,091
Advance Auto Parts, Inc.	5,450	943,340
Amazon.com, Inc.(a)	55,946	5,942,025
American Axle & Manufacturing Holdings, Inc.(a)	33,448	251,863
Bath & Body Works, Inc.	10,000	269,200
Dillard's, Inc., Class A	204	44,996
Dollar General Corp.	21,964	5,390,844
Foot Locker, Inc.	1,872	47,268
General Motors Co.(a)	17,870	567,551
Genesco, Inc.(a)	4,023	200,788
Goodyear Tire & Rubber Co. (The)(a)	7,720	82,681
Grand Canyon Education, Inc.(a)	2,034	191,582
Group 1 Automotive, Inc.	2,842	482,572
Haverty Furniture Cos., Inc.	5,792	134,259
Hibbett Sports, Inc.	1,937	84,666
Home Depot, Inc. (The)	3,940	1,080,624
Lear Corp.	1,424	179,267
Leslie's, Inc.(a)	35,375	536,993
Luminar Technologies, Inc.(a)	80,820	479,263
MarineMax, Inc.(a)	9,342	337,433
Marriott International, Inc., Class A	5,164	702,356
Movado Group, Inc.	9,027	279,205
O'Reilly Automotive, Inc.(a)	1,298	820,024
Perdoceo Education Corp.(a)	25,660	302,275
Planet Fitness, Inc., Class A(a)	6,350	431,864
PlayAGS, Inc.(a)	4,217	21,760
Signet Jewelers Ltd.	3,606	192,777
Smith & Wesson Brands, Inc.	587	7,707
Sonic Automotive, Inc., Class A	6,051	221,648
Terminix Global Holdings, Inc.(a)	715	29,065
Tilly's, Inc., Class A	6,428	45,125
Tractor Supply Co.	2,300	445,855
Ulta Beauty, Inc.(a)	1,100	424,028
Unifi, Inc.(a)	3,103	43,628
Universal Electronics, Inc.(a)	2,600	66,482

Investments	Shares	Value
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
Universal Technical Institute, Inc.(a)	5,092	$36,306
Vera Bradley, Inc.(a)	14,541	63,108
Vista Outdoor, Inc.(a)	7,098	198,034
Total Consumer Discretionary		21,764,229
CONSUMER STAPLES - 3.4%
Andersons, Inc. (The)	8,200	270,518
Beiersdorf AG, ADR	69,483	1,417,453
Boston Beer Co., Inc. (The), Class A(a)	950	287,822
Cal-Maine Foods, Inc.	7,235	357,481
Calavo Growers, Inc.	4,763	198,712
Church & Dwight Co., Inc.	1,800	166,788
Clorox Co. (The)	36,783	5,185,667
Coca-Cola Consolidated, Inc.	670	377,813
Costco Wholesale Corp.	2,506	1,201,076
Darling Ingredients, Inc.(a)	21,169	1,265,906
Estee Lauder Cos., Inc. (The), Class A	2,849	725,555
Fresh Del Monte Produce, Inc.	7,301	215,599
Freshpet, Inc.(a)	8,800	456,632
Henkel AG & Co. KGaA, ADR	196,374	2,996,667
Hormel Foods Corp.	8,900	421,504
JM Smucker Co. (The)	4,050	518,441
Kimberly-Clark Corp.	17,362	2,346,474
Lamb Weston Holdings, Inc.	6,100	435,906
McCormick & Co., Inc., NVDR	55,540	4,623,705
Mission Produce, Inc.(a)	11,228	159,999
Nature's Sunshine Products, Inc.(a)	1,070	11,417
PepsiCo, Inc.	3,636	605,976
USANA Health Sciences, Inc.(a)	3,662	264,982
Total Consumer Staples		24,512,093
ENERGY - 0.8%
Delek US Holdings, Inc.(a)	5,098	131,732
Gulfport Energy Corp.(a)	320	25,443
Kosmos Energy Ltd.(a)	575,400	3,561,726
Par Pacific Holdings, Inc.(a)	22,124	344,913
PBF Energy, Inc., Class A(a)	7,395	214,603
Phillips 66	13,549	1,110,883
Plains GP Holdings L.P., Class A	11,034	113,871
REX American Resources Corp.(a)	1,888	160,102
World Fuel Services Corp.	11,699	239,362
Total Energy		5,902,635
FINANCIALS - 5.9%
Alleghany Corp.(a)	3,858	3,214,100
Allegiance Bancshares, Inc.	3,402	128,460
American Equity Investment Life Holding Co.	12,795	467,913
Ameriprise Financial, Inc.	4,633	1,101,171
Aon PLC, Class A	13,650	3,681,132
Arthur J Gallagher & Co.	6,100	994,544
Banc of California, Inc.	14,825	261,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Bank of America Corp.	36,427	$1,133,973
BankUnited, Inc.	6,602	234,833
Bankwell Financial Group, Inc.	1,417	43,998
Banner Corp.	6,143	345,298
BCB Bancorp, Inc.	1,903	32,408
Berkshire Hathaway, Inc., Class B(a)	16,455	4,492,544
Blucora, Inc.(a)	22,266	411,030
Charles Schwab Corp. (The)	11,162	705,215
Chubb Ltd.	7,092	1,394,145
Cullen/Frost Bankers, Inc.	2,250	262,013
Customers Bancorp, Inc.(a)	6,362	215,672
Donegal Group, Inc., Class A	3,712	63,290
Employers Holdings, Inc.	9,943	416,512
Enova International, Inc.(a)	8,910	256,786
Everest Re Group Ltd.	5,384	1,509,028
EZCORP, Inc., Class A(a)	16,851	126,551
FactSet Research Systems, Inc.	895	344,190
First BanCorp	33,784	436,151
First Business Financial Services, Inc.	755	23,548
First Commonwealth Financial Corp.	7,040	94,477
First Internet Bancorp	1,385	50,996
FS Bancorp, Inc.	853	24,490
Genworth Financial, Inc., Class A(a)	81,548	287,864
Green Dot Corp., Class A(a)	2,580	64,784
Greenhill & Co., Inc.	10,487	96,690
Hanmi Financial Corp.	5,859	131,476
Hartford Financial Services Group, Inc. (The)	5,464	357,510
HomeStreet, Inc.	8,875	307,696
Horace Mann Educators Corp.	2,567	98,522
Houlihan Lokey, Inc.	979	77,273
Independent Bank Corp.	1,794	142,497
Intercontinental Exchange, Inc.	53,048	4,988,634
Jackson Financial, Inc., Class A	4,743	126,875
JPMorgan Chase & Co.	11,692	1,316,636
MetLife, Inc.	2,285	143,475
National Bank Holdings Corp., Class A	7,218	276,233
NBT Bancorp, Inc.	924	34,733
Northern Trust Corp.	32,190	3,105,691
Northfield Bancorp, Inc.	6,573	85,646
Northrim BanCorp, Inc.	1,214	48,876
OFG Bancorp	4,728	120,091
PennyMac Mortgage Investment Trust	25,247	349,166
Piper Sandler Cos.	472	53,506
Preferred Bank	3,303	224,670
ProAssurance Corp.	9,351	220,964
PROG Holdings, Inc.(a)	11,547	190,526
Prosperity Bancshares, Inc.	6,150	419,861
Regional Management Corp.	316	11,809
Reinsurance Group of America, Inc.	7,799	914,745
S&T Bancorp, Inc.	915	25,098

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
SiriusPoint Ltd.(a)	15,702	$85,105
Stewart Information Services Corp.	5,585	277,854
StoneX Group, Inc.(a)	3,363	262,549
SVB Financial Group(a)	1,050	414,740
Towne Bank	26,316	714,479
Tradeweb Markets, Inc., Class A	10,300	702,975
Travelers Cos., Inc. (The)	17,172	2,904,300
UMB Financial Corp.	6,162	530,548
United Fire Group, Inc.	4,023	137,707
Universal Insurance Holdings, Inc.	11,554	150,549
Valley National Bancorp	50,515	525,861
Waterstone Financial, Inc.	947	16,146
Western New England Bancorp, Inc.	1,431	10,675
World Acceptance Corp.(a)	1,018	114,260
Total Financials		43,534,980
HEALTH CARE - 7.1%
Abbott Laboratories	12,201	1,325,639
Abcam PLC, ADR(a)	10,525	152,192
Accuray, Inc.(a)	13,507	26,474
Adaptive Biotechnologies Corp.(a)	47,073	380,821
Aerie Pharmaceuticals, Inc.(a)	12,406	93,045
Align Technology, Inc.(a)	1,850	437,840
Allscripts Healthcare Solutions, Inc.(a)	24,755	367,117
AMN Healthcare Services, Inc.(a)	1,879	206,145
Amphastar Pharmaceuticals, Inc.(a)	2,021	70,311
Baxter International, Inc.	52,005	3,340,281
Becton Dickinson and Co.	5,831	1,437,516
Bio-Rad Laboratories, Inc., Class A(a)	750	371,250
Bio-Techne Corp.	4,288	1,486,392
Bioventus, Inc., Class A(a)	21,770	148,471
Bristol-Myers Squibb Co.	14,830	1,141,910
Catalent, Inc.(a)	12,940	1,388,333
Cigna Corp.	5,233	1,379,000
Computer Programs & Systems, Inc.(a)	3,075	98,308
Cooper Cos., Inc. (The)	1,600	500,992
Cross Country Healthcare, Inc.(a)	2,965	61,761
Danaher Corp.	11,470	2,907,874
DENTSPLY SIRONA, Inc.	107,022	3,823,896
DexCom, Inc.(a)	5,050	376,377
Edwards Lifesciences Corp.(a)	10,250	974,672
Emergent BioSolutions, Inc.(a)	11,462	355,780
Enanta Pharmaceuticals, Inc.(a)	5,360	253,367
Exelixis, Inc.(a)	5,709	118,861
FibroGen, Inc.(a)	4,584	48,407
Globus Medical, Inc., Class A(a)	3,084	173,136
Guardant Health, Inc.(a)	5,573	224,815
HealthStream, Inc.(a)	9,790	212,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
ICU Medical, Inc.(a)	16,178	$2,659,501
IDEXX Laboratories, Inc.(a)	500	175,365
Inogen, Inc.(a)	8,638	208,867
Integra LifeSciences Holdings Corp.(a)	9,250	499,778
Intercept Pharmaceuticals, Inc.(a)	4,677	64,589
Johnson & Johnson	26,295	4,667,625
Karyopharm Therapeutics, Inc.(a)	10,072	45,425
Maravai LifeSciences Holdings, Inc., Class A(a)	8,300	235,803
Masimo Corp.(a)	2,750	359,343
NextGen Healthcare, Inc.(a)	17,397	303,404
NuVasive, Inc.(a)	7,220	354,935
OraSure Technologies, Inc.(a)	23,890	64,742
Orthofix Medical, Inc.(a)	3,329	78,365
Radius Health, Inc.(a)	1,406	14,580
Smith & Nephew PLC, ADR	120,895	3,375,388
STERIS PLC	3,600	742,140
Surmodics, Inc.(a)	1,286	47,878
Tandem Diabetes Care, Inc.(a)	5,480	324,361
Teleflex, Inc.	2,404	591,023
Thermo Fisher Scientific, Inc.	2,097	1,139,258
Universal Health Services, Inc., Class B	26,827	2,701,747
Vanda Pharmaceuticals, Inc.(a)	25,322	276,010
Varex Imaging Corp.(a)	8,344	178,478
Veeva Systems, Inc., Class A(a)	3,100	613,924
Vertex Pharmaceuticals, Inc.(a)	19,020	5,359,646
Waters Corp.(a)	3,250	1,075,685
Zimmer Biomet Holdings, Inc.	18,286	1,921,127
Total Health Care		51,962,511
INDUSTRIALS - 5.0%
3M Co.	23,382	3,025,865
AAR Corp.(a)	4,139	173,176
ABM Industries, Inc.	5,810	252,270
ACCO Brands Corp.	6,269	40,937
Aerojet Rocketdyne Holdings, Inc.(a)	39,101	1,587,501
Allegiant Travel Co.(a)	2,012	227,537
AMETEK, Inc.	20,971	2,304,503
Apogee Enterprises, Inc.	7,854	308,034
ArcBest Corp.	5,307	373,454
Argan, Inc.	4,559	170,142
Astec Industries, Inc.	5,533	225,636
Astronics Corp.(a)	3,513	35,727
Barrett Business Services, Inc.	500	36,435
Boise Cascade Co.	8,154	485,081
Caterpillar, Inc.	10,435	1,865,361
Chart Industries, Inc.(a)	3,733	624,830
CoreCivic, Inc.(a)	2,392	26,575
CoStar Group, Inc.(a)	9,500	573,895
Encore Wire Corp.	4,323	449,246
Forrester Research, Inc.(a)	2,701	129,216

Investments	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (continued)
Fortive Corp.	19,050	$1,035,939
Generac Holdings, Inc.(a)	4,400	926,552
GMS, Inc.(a)	8,153	362,809
Graco, Inc.	18,174	1,079,717
Heidrick & Struggles International, Inc.	5,565	180,083
HNI Corp.	5,438	188,644
Honeywell International, Inc.	5,156	896,164
Hub Group, Inc., Class A(a)	5,275	374,209
Hyster-Yale Materials Handling, Inc.	3,761	121,179
IDEX Corp.	4,400	799,172
Interface, Inc.	4,134	51,840
Kelly Services, Inc., Class A	4,940	97,960
Kimball International, Inc., Class B	3,060	23,470
Knorr-Bremse AG, ADR	72,453	1,031,006
Korn Ferry	4,648	269,677
Lindsay Corp.	4,438	589,455
Manitowoc Co., Inc. (The)(a)	911	9,593
ManpowerGroup, Inc.	2,021	154,425
Matthews International Corp., Class A	5,796	166,171
Mistras Group, Inc.(a)	1,970	11,702
Moog, Inc., Class A	4,362	346,299
Mueller Water Products, Inc., Class A	169,254	1,985,349
MYR Group, Inc.(a)	4,312	380,017
Nordson Corp.	3,450	698,418
Norfolk Southern Corp.	6,638	1,508,751
NOW, Inc.(a)	22,776	222,749
Pitney Bowes, Inc.	88	319
Quanex Building Products Corp.	8,528	194,012
Resources Connection, Inc.	9,429	192,069
REV Group, Inc.	8,536	92,786
Rockwell Automation, Inc.	3,600	717,516
Saia, Inc.(a)	10,225	1,922,300
Spirit AeroSystems Holdings, Inc., Class A	15,674	459,248
Tennant Co.	2,956	175,143
Toro Co. (The)	9,200	697,268
Trane Technologies PLC	4,143	538,051
TrueBlue, Inc.(a)	6,035	108,027
Union Pacific Corp.	19,830	4,229,342
Verisk Analytics, Inc.	2,950	510,615
Wabash National Corp.	18,340	249,057
Werner Enterprises, Inc.	4,702	181,215
Xylem, Inc.	1,842	144,008
Total Industrials		36,837,747
INFORMATION TECHNOLOGY - 5.5%
Accenture PLC, Class A	4,101	1,138,643
ADTRAN, Inc.	13,360	234,201
Akamai Technologies, Inc.(a)	7,150	653,010
Amphenol Corp., Class A	33,576	2,161,623
Apple, Inc.	29,073	3,974,861
Applied Materials, Inc.	11,286	1,026,800
Asana, Inc., Class A(a)	11,900	209,202
Benchmark Electronics, Inc.	2,051	46,271
Broadcom, Inc.	2,995	1,455,001
CalAmp Corp.(a)	5,289	22,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Cirrus Logic, Inc.(a)	1,218	$88,354
CSG Systems International, Inc.	7,396	441,393
Daktronics, Inc.(a)	626	1,884
Diebold Nixdorf, Inc.(a)	4,865	11,044
Entegris, Inc.	11,470	1,056,731
Extreme Networks, Inc.(a)	29,815	265,950
InterDigital, Inc.	3,145	191,216
Jack Henry & Associates, Inc.	20,815	3,747,116
Microchip Technology, Inc.	6,492	377,055
Microsoft Corp.	33,027	8,482,324
Monolithic Power Systems, Inc.	3,580	1,374,863
Motorola Solutions, Inc.	15,415	3,230,984
NETGEAR, Inc.(a)	8,120	150,382
Nutanix, Inc., Class A(a)	21,172	309,746
NVIDIA Corp.	14,087	2,135,448
Okta, Inc.(a)	4,800	433,920
OneSpan, Inc.(a)	10,092	120,095
Palantir Technologies, Inc., Class A(a)	24,950	226,297
Palo Alto Networks, Inc.(a)	1,500	740,910
PC Connection, Inc.	885	38,984
Pure Storage, Inc., Class A(a)	28,195	724,894
Sanmina Corp.(a)	4,469	182,022
ScanSource, Inc.(a)	5,919	184,318
ServiceNow, Inc.(a)	1,965	934,397
SMART Global Holdings, Inc.(a)	12,193	199,599
Synopsys, Inc.(a)	1,850	561,845
TTM Technologies, Inc.(a)	28,904	361,300
Unisys Corp.(a)	11,274	135,626
Visa, Inc., Class A	5,181	1,020,087
Workday, Inc., Class A(a)	4,700	656,026
Xerox Holdings Cop.	19,624	291,416
Zendesk, Inc.(a)	4,400	325,908
Zscaler, Inc.(a)	4,000	598,040
Total Information Technology		40,521,841
MATERIALS - 2.3%
AdvanSix, Inc.	6,672	223,112
American Vanguard Corp.	6,623	148,024
AptarGroup, Inc.	14,747	1,522,038
Avery Dennison Corp.	5,661	916,346
Ball Corp.	7,072	486,341
Clearwater Paper Corp.(a)	3,819	128,433
GCP Applied Technologies, Inc.(a)	79,630	2,490,826
Glatfelter Corp.	12,403	85,333
Koppers Holdings, Inc.	5,107	115,623
Mercer International, Inc.	15,960	209,874
Nutrien Ltd.	31,455	2,506,649
O-I Glass, Inc.(a)	27,245	381,430
Schweitzer-Mauduit International, Inc.	12,485	313,623
Sherwin-Williams Co. (The)	9,965	2,231,263
Stepan Co.	833	84,425
SunCoke Energy, Inc.	54,542	371,431
Sylvamo Corp.	9,697	316,898
Trinseo PLC	10,440	401,522

Investments	Shares	Value
COMMON STOCKS (continued)
MATERIALS (continued)
Wheaton Precious Metals Corp.	107,345	$3,867,640
Total Materials		16,800,831
REAL ESTATE - 1.3%
Alexandria Real Estate Equities, Inc.	3,358	487,011
Armada Hoffler Properties, Inc.	12,493	160,410
Brandywine Realty Trust	22,098	213,025
Chatham Lodging Trust(a)	13,970	145,987
Community Healthcare Trust, Inc.	6,377	230,911
Cousins Properties, Inc.	35,913	1,049,737
Diversified Healthcare Trust	34,336	62,492
Equity Commonwealth(a)	116,843	3,216,688
Forestar Group, Inc.(a)	4,412	60,400
Franklin Street Properties Corp.	19,032	79,363
Healthcare Realty Trust, Inc.	71,446	1,943,331
Industrial Logistics Properties Trust	21,076	296,750
Marcus & Millichap, Inc.	7,078	261,815
NexPoint Residential Trust, Inc.	4,118	257,416
Prologis, Inc.	4,051	476,600
RPT Realty	12,500	122,875
Veris Residential ,Inc.(a)	7,909	104,715
Whitestone REIT	15,110	162,432
Xenia Hotels & Resorts, Inc.(a)	3,488	50,681
Total Real Estate		9,382,639
UTILITIES - 1.8%
American Water Works Co., Inc.	7,442	1,107,146
Avista Corp.	16,698	726,530
California Water Service Group	16,563	920,075
NextEra Energy, Inc.	72,927	5,648,925
Northwest Natural Holding Co.	9,369	497,494
Portland General Electric Co.	14,818	716,154
SJW Group	37,883	2,364,278
United Utilities Group PLC, ADR	34,840	882,149
Total Utilities		12,862,751
TOTAL COMMON STOCKS (Cost: $301,474,892)		275,013,577
EXCHANGE-TRADED FUND - 60.6%
Vanguard Total Stock Market ETF (Cost $427,169,604)	2,352,373	443,704,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Domestic Equity Fund (concluded)

SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.96%(b) (Cost: $28,004,034)	28,004,034	$28,004,034
TOTAL INVESTMENTS - 102.0% (Cost: $756,648,530)		746,722,206
OTHER ASSETS AND LIABILITIES, NET - (2.0)%		(14,537,731)
NET ASSETS - 100.0%		$732,184,475

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2022.

ADR	American Depositary Receipt
ETF	Exchange Traded Funds
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$275,013,577	$—	$—	$275,013,577
Exchange-Traded Fund	443,704,595	—	—	443,704,595
Money Market Fund	28,004,034	—	—	28,004,034
Total Investments in Securities	$746,722,206	$—	$—	$746,722,206

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS - 57.3%
AUSTRALIA - 2.4%
Atlassian Corp. PLC, Class A(a)	5,696	$1,067,430
Australian Clinical Labs Ltd.	5,244	16,614
Australian Vintage Ltd.	2,853	1,339
BHP Group Ltd.	50,161	1,428,225
BlueScope Steel Ltd.	45,419	498,473
ClearView Wealth Ltd.	32,954	15,468
Computershare Ltd.	49,492	841,748
CSL Ltd.	6,300	1,170,028
CSR Ltd.	3,805	10,663
DGL Group Ltd.(a)	62,319	118,723
IGO Ltd.	173,072	1,187,462
Iluka Resources Ltd.	10,352	67,453
Incitec Pivot Ltd.	423,163	966,812
Macmahon Holdings Ltd.	136,065	12,679
Michael Hill International Ltd.	19,877	14,132
MMA Offshore Ltd.(a)	20,255	7,829
New Hope Corp. Ltd.	84,470	201,737
Nufarm Ltd.	4,508	15,838
OFX Group Ltd.(a)	13,042	20,615
Origin Energy Ltd.	37,383	147,855
Pact Group Holdings Ltd.	17,018	21,203
ReadyTech Holdings Ltd.(a)	6,116	13,087
Ridley Corp. Ltd.	41,209	50,916
Santos Ltd.	387,350	1,983,874
South32 Ltd.	377,653	1,027,060
Wagners Holding Co., Ltd.(a)	12,951	9,923
Whitehaven Coal Ltd.	277,752	927,917
Zimplats Holdings Ltd.	1,092	18,829
Total Australia		11,863,932
AUSTRIA - 0.7%
ANDRITZ AG	11,012	443,599
BAWAG Group AG(b)	26,671	1,122,467
Erste Group Bank AG	37,800	958,623
OMV AG	15,886	745,152
Zumtobel Group AG	6,704	49,178
Total Austria		3,319,019
BELGIUM - 0.0% (c)
EVS Broadcast Equipment S.A.	1,170	26,545
UCB S.A.	160	13,521
Total Belgium		40,066
BRAZIL - 1.1%
B3 S.A. - Brasil Bolsa Balcao	162,534	340,382
Boa Vista Servicos S.A.	105,399	107,746
CCR S.A.	75,429	180,593
Centrais Eletricas Brasileiras S.A.	17,948	158,442
Dexco S.A.	60,045	113,242
Energisa S.A., (Unit)	19,505	150,384
Itau Unibanco Holding S.A., ADR	221,831	949,437
Klabin S.A., (Unit)	17,879	69,009
Localiza Rent a Car S.A.	27,442	274,816
Lojas Renner S.A.	57,316	247,731
Petroleo Brasileiro S.A., ADR	64,919	758,254
Petroleo Brasileiro S.A., ADR	1,904	20,239
Raia Drogasil S.A.	90,527	332,117
Telefonica Brasil S.A.	23,933	215,209

Investments	Shares	Value
COMMON STOCKS (continued)
BRAZIL (continued)
TIM S.A.	54,650	$133,246
Vale S.A., ADR	62,160	909,401
WEG S.A.	44,910	226,976
YDUQS Participacoes SA	39,168	97,818
Total Brazil		5,285,042
BRITAIN - 5.1%
AJ Bell PLC	45,868	149,973
Anglo American PLC	25,716	919,401
Aptitude Software Group PLC	3,430	14,363
Ascential PLC(a)	27,610	87,251
Ashtead Group PLC	41,400	1,733,126
AstraZeneca PLC	9,550	1,255,524
Auto Trader Group PLC(b)	39,693	268,167
BAE Systems PLC	27,260	275,490
BP PLC, ADR	1,814	51,427
Centrica PLC(a)	18,974	18,478
Cerillion PLC	4,539	51,109
Coca-Cola Europacific Partners PLC	33,100	1,708,291
Dr. Martens PLC	346,021	999,956
FDM Group Holdings PLC	6,786	70,132
Ferguson PLC	6,230	696,798
Greggs PLC	2,313	50,906
GSK PLC	131,133	2,818,396
GSK PLC, ADR	30,669	1,335,022
Gulf Keystone Petroleum Ltd.	25,883	81,919
Harbour Energy PLC	229,365	1,015,752
Hargreaves Services PLC	3,646	22,813
Howden Joinery Group PLC	78,200	573,632
HSBC Holdings PLC	277,268	1,807,749
IntegraFin Holdings PLC	29,618	81,049
Keystone Law Group PLC	2,569	17,888
Man Group PLC	131,585	400,126
Medica Group PLC	4,850	8,856
Moneysupermarket.com Group PLC	29,783	63,120
Mortgage Advice Bureau Holdings Ltd.	12,899	141,318
NatWest Group PLC	235,752	626,479
Norcros PLC	4,661	13,163
Numis Corp. PLC	13,955	42,638
Photo-Me International PLC	16,630	15,547
Prudential PLC	37,924	469,035
QinetiQ Group PLC	5,105	22,844
Reckitt Benckiser Group PLC	16,400	1,231,762
Rentokil Initial PLC	277,600	1,603,780
Rightmove PLC	37,338	258,347
Sabre Insurance Group PLC(b)	29,532	73,876
Schroders PLC	12,805	416,499
ScS Group PLC	4,004	7,993
Tesco PLC	465,365	1,447,379
Travis Perkins PLC	29,726	350,131
Unilever PLC	30,000	1,361,916
Victorian Plumbing Group PLC(a)	58,235	39,698
Vivo Energy PLC(b)	73,382	130,419
Wickes Group PLC	7,094	14,249
Total Britain		24,843,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
CANADA - 2.6%
Alaris Equity Partners Income, UNIT	11,300	$145,200
Baytex Energy Corp.(a)	16,700	81,087
Bonterra Energy Corp.(a)	6,450	44,797
Brookfield Asset Management, Inc., Class A	60,700	2,700,188
CAE, Inc.(a)	6,234	153,622
Cameco Corp.	61,700	1,297,081
Canadian Pacific Railway Ltd.	25,820	1,803,269
Canfor Corp.(a)	3,200	55,811
Canfor Pulp Products, Inc.(a)	3,900	15,149
Cardinal Energy Ltd.	10,800	60,662
CES Energy Solutions Corp.	10,400	18,825
Cogeco, Inc.	800	42,418
Computer Modelling Group Ltd.	24,494	92,480
Crescent Point Energy Corp.	11,000	78,193
Crew Energy, Inc.(a)	25,300	90,806
E-L Financial Corp. Ltd.	45	27,618
Guardian Capital Group Ltd., Class A	1,100	25,893
IBI Group, Inc.(a)	9,300	104,040
Lucara Diamond Corp.(a)	48,000	22,747
Lululemon Athletica, Inc.(a)	3,870	1,055,001
Magna International, Inc.	30,400	1,669,260
MEG Energy Corp.(a)	32,100	444,392
Melcor Developments Ltd.	2,000	18,785
Methanex Corp.	2,800	106,958
North West Co., Inc. (The)	18,300	473,281
Paramount Resources Ltd., Class A	5,100	121,795
Parex Resources, Inc.	7,400	125,326
Pason Systems, Inc.	9,094	103,078
Peyto Exploration & Development Corp.	9,800	91,666
PHX Energy Services Corp.	5,600	21,057
Pine Cliff Energy Ltd.	45,000	51,041
Shopify, Inc., Class A(a)	12,300	384,252
Stelco Holdings, Inc.	14,400	360,000
Tourmaline Oil Corp.	13,000	675,956
Uni-Select, Inc.(a)	1,500	33,328
Total Canada		12,595,062
CHILE - 0.1%
Banco de Chile	1,725,157	156,978
Banco Santander Chile, ADR	17,538	285,694
Falabella SA	72,374	169,568
Total Chile		612,240
CHINA - 5.0%
Alibaba Group Holding Ltd.(a)	128,516	1,832,714
Anhui Gujing Distillery Co., Ltd., Class B	10,300	160,667
Baidu, Inc., ADR(a)	56	8,329
Baidu, Inc., Class A(a)	41,466	784,740
Centre Testing International Group Co., Ltd., Class A	70,800	245,473
China Pacific Insurance Group Co., Ltd., Class H	139,800	341,714
ENN Energy Holdings Ltd.	37,600	617,658
Haitian International Holdings Ltd.	68,314	174,555

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
Huazhu Group Ltd., ADR	14,233	$542,277
JD.com, Inc., Class A	47,381	1,526,471
Kinetic Development Group Ltd	878,000	68,255
Kingdee International Software Group Co., Ltd.(a)	8,000	18,759
Li Ning Co., Ltd.	91,500	847,740
LONGi Green Energy Technology Co., Ltd., Class A	87,864	874,532
Meituan, Class B(a)(b)	8,800	217,791
Midea Group Co., Ltd., Class A	152,449	1,375,618
Midea Group Co., Ltd., Class A	102,100	921,055
Modern Land China Co., Ltd.	430,000	5,863
Natural Food International Holding Ltd.	208,000	16,435
PICC Property & Casualty Co., Ltd., Class H	494,000	513,718
Satellite Chemical Co., Ltd., Class A	112,635	434,939
Shanghai Baosight Software Co., Ltd., Class A	148,264	1,209,270
Shenzhen Inovance Technology Co., Ltd., Class A	39,287	386,573
Shenzhou International Group Holdings Ltd.	79,100	958,156
SITC International Holdings Co., Ltd.	165,000	466,814
Tencent Holdings Ltd.	95,300	4,304,216
Weichai Power Co., Ltd., Class A	110,095	205,083
Wuliangye Yibin Co., Ltd., Class A	13,441	405,547
Wuliangye Yibin Co., Ltd., Class A	39,387	1,188,088
Wuxi Biologics Cayman, Inc.(a)(b)	59,000	539,863
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	44,818	423,097
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	100,985	953,084
XPeng, Inc., ADR(a)	5,582	177,173
XPeng, Inc., Class A(a)	20,900	336,667
Yum China Holdings, Inc.	10,768	522,248
Yum China Holdings, Inc.	2,750	134,157
Zhejiang Supor Co., Ltd., Class A	20,761	174,727
ZTO Express Cayman, Inc., ADR	12,064	331,157
Total China		24,245,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
DENMARK - 0.0% (c)
Skjern Bank	547	$8,208
EGYPT - 0.0% (c)
Commercial International Bank Egypt SAE, GDR	65,160	108,166
FINLAND - 0.3%
Alma Media Oyj	1,354	13,976
Digia Oyj	375	2,672
Enento Group Oyj(b)	6,116	132,992
Fiskars Oyj Abp	2,253	42,357
Kesko Oyj, Class A	1,720	37,221
Kesko Oyj, Class B	35,937	847,731
Orion Oyj, Class B	11,582	517,052
Ponsse Oyj	144	3,810
Scanfil Oyj	303	1,988
Total Finland		1,599,799
FRANCE - 4.6%
ABC arbitrage	2,489	18,311
Alten S.A.	1,711	186,118
Amundi S.A.(b)	21,300	1,165,174
Bilendi(a)	815	22,206
CBo Territoria	4,714	17,883
Cie de Saint-Gobain	6,133	263,157
Cie Generale des Etablissements Michelin SCA	57,200	1,557,013
Dassault Aviation S.A.	4,022	627,592
Dassault Systemes SE	57,500	2,115,929
Derichebourg S.A.	2,407	13,873
Eiffage S.A.	15,853	1,426,737
Eurazeo SE	635	39,328
Infotel S.A.	299	15,353
Jacquet Metal S.A.	2,930	50,479
LVMH Moet Hennessy Louis Vuitton SE	7,293	4,445,758
Moulinvest SA	221	8,708
Pernod Ricard S.A.	4,650	854,231
Publicis Groupe S.A.	13,021	636,692
Rexel S.A.	27,851	428,311
Safran S.A.	12,700	1,253,838
Sanofi	15,904	1,605,660
Sartorius Stedim Biotech	514	161,217
Schneider Electric SE	5,880	695,684
Seche Environnement S.A.	590	51,256
Societe pour l'Informatique Industrielle	1,585	66,191
Somfy S.A.	380	49,379
Teleperformance	4,008	1,231,914
Thales S.A.	15,861	1,945,551
TotalEnergies SE	31,800	1,678,571
Vente-Unique.Com S.A.(a)	107	1,020
Total France		22,633,134
GERMANY - 5.3%
Ad Pepper Media International N.V.(a)	299	799
AP Moller - Maersk A/S, Class B	367	856,026
Bastei Luebbe AG	1,032	6,792

Investments	Shares	Value
COMMON STOCKS (continued)
GERMANY (continued)
Bayer AG	20,951	$1,245,322
Bayerische Motoren Werke AG	7,734	595,382
Brockhaus Technologies AG(a)(b)	2,221	39,451
Carl Zeiss Meditec AG	2,210	263,789
Carlsberg A/S, Class B	12,695	1,616,935
Deutsche Bank AG	56,924	496,198
Deutsche Telekom AG	51,699	1,026,456
DSV A/S	9,153	1,278,251
Hawesko Holding AG	889	41,457
HUGO BOSS AG	1,596	84,228
Infineon Technologies AG	42,232	1,021,895
KION Group AG	16,408	680,741
Krones AG	336	25,634
KSB SE & Co. KGaA	32	13,045
Merck KGaA	6,490	1,094,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,400	1,738,633
Nemetschek SE	27,400	1,658,511
New Work SE	939	133,237
Novo Nordisk A/S, Class B	45,668	5,065,107
Pandora A/S	2,402	151,107
Roche Holding AG	11,019	3,676,847
RWE AG	19,083	701,531
Siemens AG	9,890	1,006,263
Surteco Group SE	942	22,211
Symrise AG	13,600	1,480,083
Total Germany		26,020,923
GREECE - 0.1%
Alpha Services and Holdings SA(a)	78,240	68,217
Eurobank Ergasias Services and Holdings SA(a)	189,084	167,080
Hellenic Telecommunications Organization S.A.	11,930	207,159
National Bank of Greece S.A.(a)	23,427	69,306
Total Greece		511,762
HONG KONG - 2.0%
AIA Group Ltd.	607,100	6,580,244
APT Satellite Holdings Ltd.	94,000	25,516
Chen Hsong Holdings	44,000	13,009
China Mengniu Dairy Co., Ltd.	149,000	743,405
Chinese Estates Holdings Ltd.(a)	92,500	26,288
Dah Sing Financial Holdings Ltd.	18,400	52,409
Hang Lung Properties Ltd.	140,000	265,484
Kerry Logistics Network Ltd.	188,538	405,582
Kerry Properties Ltd.	12,500	34,727
Luk Fook Holdings International Ltd.	24,000	61,630
Orient Overseas International Ltd.	31,500	834,990
PC Partner Group Ltd.	54,000	48,998
Pico Far East Holdings Ltd.	298,000	42,535
Plover Bay Technologies Ltd.	48,000	17,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HONG KONG (continued)
Singamas Container Holdings Ltd.	306,000	$46,406
Stella International Holdings Ltd.	52,500	50,180
Texhong Textile Group Ltd.	131,500	139,095
VSTECS Holdings Ltd.	206,000	164,867
VTech Holdings Ltd.	34,200	268,917
Total Hong Kong		9,822,083
HUNGARY - 0.1%
OTP Bank Nyrt	833	18,543
Richter Gedeon Nyrt	18,375	331,721
Total Hungary		350,264
ICELAND - 0.0% (c)
Marel HF(b)	28,210	126,233
INDIA - 1.5%
Cipla Ltd., GDR	21,188	245,781
HDFC Bank Ltd., ADR	45,919	2,523,708
ICICI Bank Ltd., ADR	71,544	1,269,191
Infosys Ltd., ADR	60,354	1,117,152
Reliance Industries Ltd., GDR(b)	9,447	614,527
Reliance Industries Ltd., GDR(b)	24,939	1,622,282
Total India		7,392,641
INDONESIA - 0.2%
Bank Mandiri Persero Tbk PT	901,200	479,410
Bank Negara Indonesia Persero Tbk PT	326,500	172,044
Bank Rakyat Indonesia Persero Tbk PT	1,182,269	329,345
Bumitama Agri Ltd.	60,200	28,815
Sarana Menara Nusantara Tbk PT	2,259,464	166,834
Total Indonesia		1,176,448
IRELAND - 2.0%
Accenture PLC, Class A	16,040	4,453,506
Bank of Ireland Group PLC	209,726	1,325,727
Experian PLC	86,120	2,522,304
ICON PLC(a)	5,740	1,243,858
Total Ireland		9,545,395
ISLE OF MAN - 0.2%
Entain PLC(a)	61,005	924,554
ISRAEL - 0.8%
Bank Hapoalim BM	120,179	1,003,284
Bank Leumi Le-Israel BM	113,790	1,011,517
Carasso Motors Ltd.	19,550	95,261
Castro Model Ltd.(a)	620	16,666
Check Point Software Technologies Ltd.(a)	1,944	236,740
Dor Alon Energy in Israel 1988 Ltd.	322	11,615
ICL Group Ltd	61,389	556,956

Investments	Shares	Value
COMMON STOCKS (continued)
ISRAEL (continued)
Ilex Medical Ltd.	608	$21,845
Israel Corp. Ltd. (The)(a)	61	26,807
Max Stock Ltd.	37,070	73,303
Mizrahi Tefahot Bank Ltd.	8,022	265,260
Neto ME Holdings Ltd.	160	8,639
ZIM Integrated Shipping Services Ltd.	6,662	314,646
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd	4,066	34,619
Total Israel		3,677,158
ITALY - 0.8%
Cembre SpA	578	15,143
Eni SpA	92,015	1,092,326
Equita Group SpA	3,663	13,435
Ferrari N.V.	6,430	1,180,553
Gruppo MutuiOnline SpA	3,952	99,893
Orsero SpA	5,174	68,861
Recordati Industria Chimica e Farmaceutica SpA	1,246	54,202
UniCredit SpA	151,829	1,442,325
Total Italy		3,966,738
JAPAN - 6.2%
AEON Financial Service Co., Ltd.	17,900	168,604
Ajis Co., Ltd.	1,000	15,330
Alps Logistics Co., Ltd.	2,700	22,487
Arcs Co., Ltd.	1,000	14,748
Asahi Kogyosha Co., Ltd.	1,400	17,469
ASAHI YUKIZAI Corp.	900	13,253
Asia Air Survey Co., Ltd.	3,500	19,863
Atled Corp.	5,700	84,525
Axial Retailing, Inc.	1,000	22,995
Brother Industries Ltd.	22,100	388,477
Chiba Kogyo Bank Ltd. (The)	12,800	24,245
Creek & River Co., Ltd.	1,800	27,183
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	39,685
Daiken Corp.	3,500	47,258
Daito Trust Construction Co., Ltd.	5,700	491,944
Daiwa House Industry Co., Ltd.	41,800	974,142
Ebara Foods Industry, Inc.	1,400	31,368
Eizo Corp.	2,700	75,022
FANUC Corp.	9,200	1,440,212
Freee KK(a)	3,200	77,358
Gecoss Corp.	5,600	34,133
GLOBERIDE, Inc.	5,000	78,420
Glory Ltd.	2,800	42,264
Himacs Ltd.	400	4,077
Himaraya Co., Ltd.	2,700	19,741
Hokuriku Electrical Construction Co., Ltd.	3,500	19,295
Hoosiers Holdings Co., Ltd.	2,800	16,551
Horiba Ltd.	1,000	42,600
Ichimasa Kamaboko Co., Ltd.	5,400	32,317
ID Holdings Corp.	3,400	20,699
IwaiCosmo Holdings, Inc.	9,000	83,247
Iwaki Co., Ltd.	1,700	11,665
JAC Recruitment Co., Ltd.	1,800	23,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Japan Post Insurance Co. Ltd.	49,300	$788,844
JK Holdings Co., Ltd.	2,100	14,688
Kakiyasu Honten Co., Ltd.	900	15,926
Kanamoto Co., Ltd.	6,400	90,802
KAWADA TECHNOLOGIES, Inc.	900	23,283
KDDI Corp.	84,500	2,671,142
Kenko Mayonnaise Co., Ltd.	4,500	47,992
Keyence Corp.	2,700	922,951
Koatsu Gas Kogyo Co., Ltd.	3,200	15,566
Kokuyo Co., Ltd.	3,900	49,382
Konica Minolta, Inc.	24,400	81,465
Kubota Corp.	76,600	1,144,371
Kuriyama Holdings Corp.	5,400	35,183
Kyokuto Securities Co., Ltd.	7,500	38,141
Lasertec Corp.	6,700	797,501
Makiya Co., Ltd.	1,100	5,716
MarkLines Co., Ltd.	4,900	76,346
Marui Group Co., Ltd.	71,100	1,244,564
Mazda Motor Corp.	3,200	26,179
Medikit Co., Ltd.	900	14,792
Meiko Network Japan Co., Ltd.	11,000	49,941
Meitec Corp.	6,000	96,713
Mercari, Inc.(a)	5,600	80,483
Mito Securities Co., Ltd.	30,100	57,680
Mitsubishi Paper Mills Ltd.(a)	6,100	13,353
Mitsubishi Shokuhin Co., Ltd.	2,100	58,892
MORESCO Corp.	1,400	12,857
Morito Co., Ltd.	4,900	27,628
Nakanishi, Inc.	2,700	47,620
Nanyo Corp.	1,300	16,940
NEC Corp.	2,100	81,567
Nidec Corp.	18,300	1,130,262
Nippon Hume Corp.	3,000	14,394
Nippon Telegraph & Telephone Corp.	50,800	1,458,703
Nippon Thompson Co., Ltd.	10,500	39,932
NTT Data Intramart Corp.	800	8,013
OBIC Business Consultants Co., Ltd.	5,300	182,227
Okabe Co., Ltd.	4,700	21,061
Olympus Corp.	92,000	1,848,747
Osaki Electric Co., Ltd.	4,500	16,185
Otsuka Holdings Co., Ltd.	33,900	1,203,790
Pan Pacific International Holdings Corp.	111,800	1,783,955
Qol Holdings Co., Ltd.	3,200	33,278
Ricoh Co., Ltd.	18,200	142,322
Sangetsu Corp.	2,600	29,856
Seiko Epson Corp.	15,400	217,925
Sekisui Kasei Co., Ltd.	5,300	15,938
Shinnihon Corp.	3,100	16,153
SMK Corp.	1,300	19,977
Sompo Holdings, Inc.	30,400	1,340,531
Sony Corp.	47,600	3,892,409
Space Co., Ltd.	2,100	14,085
ST Corp.	2,500	27,749
Step Co., Ltd.	1,200	15,009
T&D Holdings, Inc.	44,200	529,045
TDC Soft, Inc.	1,800	14,076
Techno Medica Co., Ltd.	1,900	21,986
TechnoPro Holdings, Inc.	67,600	1,353,694
Tokio Marine Holdings, Inc.	23,900	1,392,112

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Toyo Machinery & Metal Co., Ltd.	5,200	$21,501
Tsubakimoto Kogyo Co., Ltd.	700	18,573
Warabeya Nichiyo Holdings Co., Ltd.	15,000	195,570
Wowow, Inc.	5,000	55,425
Xebio Holdings Co., Ltd.	10,400	71,055
Total Japan		30,218,280
LUXEMBOURG - 0.2%
Eurofins Scientific SE	9,653	759,499
SES S.A.	4,516	39,479
Total Luxembourg		798,978
MALAYSIA - 0.1%
CIMB Group Holdings Bhd	215,103	242,067
Heineken Malaysia Bhd	21,702	113,348
Total Malaysia		355,415
MEXICO - 0.5%
Corp. Moctezuma S.A.B. de C.V., Series	30,960	98,532
Fomento Economico Mexicano S.A.B. de C.V., ADR	10,015	675,912
Grupo Financiero Banorte S.A.B. de C.V., Class O	87,273	487,804
Grupo Mexico S.A.B. de C.V., Series B	278,556	1,160,933
Total Mexico		2,423,181
NETHERLANDS - 2.5%
Adyen N.V.(a)(b)	750	1,090,916
Akzo Nobel N.V.	19,400	1,273,079
ASM International N.V.	2,900	725,118
ASML Holding N.V.	2,650	1,261,082
Heineken N.V.	18,600	1,695,793
Nedap N.V.	288	18,048
NN Group N.V.	12,082	548,742
OCI N.V.	6,861	226,341
QIAGEN N.V.(a)	18,271	855,875
QIAGEN N.V.(a)	37,179	1,754,849
Universal Music Group N.V.	61,278	1,228,714
Wolters Kluwer N.V.	13,909	1,349,149
Total Netherlands		12,027,706
NEW ZEALAND - 0.0% (c)
Channel Infrastructure NZ Ltd(a)	101,742	73,074
EBOS Group Ltd.	3,122	76,063
Eroad Ltd.(a)	4,854	4,305
NZME Ltd.	15,783	12,528
Rakon Ltd.(a)	19,302	14,828
SKY Network Television Ltd.(a)	28,408	41,872
Total New Zealand		222,670
NORWAY - 0.5%
2020 Bulkers Ltd.	2,370	27,045
Aker BP ASA	4,613	160,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
NORWAY (continued)
Belships ASA	3,699	$7,458
Bouvet ASA	26,833	160,458
Equinor ASA	34,278	1,192,110
SpareBank 1 Nord Norge	3,671	32,612
Sparebanken More	4,060	30,630
Wallenius Wilhelmsen ASA	17,371	93,559
Western Bulk Chartering AS	4,034	17,898
Wilh Wilhelmsen Holding ASA, Class B	958	21,398
Wilson ASA	2,215	14,617
Yara International ASA	12,192	509,480
Total Norway		2,267,484
PERU - 0.4%
Credicorp Ltd.	15,667	1,878,630
POLAND - 0.1%
Bank Polska Kasa Opieki S.A.	6,372	115,940
Grupa Pracuj S.A.(a)	13,768	172,353
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	22,330	139,519
Powszechny Zaklad Ubezpieczen S.A.	26,643	178,238
Total Poland		606,050
RUSSIA - 0.0% (c)
HeadHunter Group PLC, ADR	39,294	393
Yandex N.V., Class A(a)	8,610	0
Total Russia		393
SINGAPORE - 1.0%
BRC Asia Ltd.	18,500	23,836
DBS Group Holdings Ltd.	151,400	3,234,400
Delfi Ltd.	35,400	19,110
Golden Agri-Resources Ltd.	902,800	162,456
Great Eastern Holdings Ltd.	900	12,697
Haw Par Corp. Ltd.	24,600	194,597
HRnetgroup Ltd.	101,100	56,397
IGG, Inc.	42,000	18,199
Jardine Cycle & Carriage Ltd.	40,100	816,547
Raffles Medical Group Ltd.	16,900	13,624
Samudera Shipping Line Ltd.	81,500	44,290
UMS Holdings Ltd.	97,100	77,580
Total Singapore		4,673,733
SOUTH AFRICA - 0.7%
Aspen Pharmacare Holdings Ltd.	23,044	196,944
AVI Ltd.	40,955	165,444
Bid Corp. Ltd.	18,909	356,602
Capitec Bank Holdings Ltd.	2,090	254,639
FirstRand Ltd.	229,770	880,876
Foschini Group Ltd. (The)	16,863	126,456
Gold Fields Ltd.	45,749	430,248
Impala Platinum Holdings Ltd.	32,112	357,543
Naspers Ltd., Class N	1,341	195,166
Shoprite Holdings Ltd.	29,760	361,977
Total South Africa		3,325,895

Investments	Shares	Value
COMMON STOCKS (continued)
SOUTH KOREA - 1.9%
Hana Financial Group, Inc.	6,630	$200,932
Kia Motors Corp.	3,550	211,348
Korea Zinc Co., Ltd.	778	292,109
LG Chem Ltd.	1,278	507,893
LG H&H Co Ltd	166	86,938
LG Uplus Corp.(a)	27,751	272,509
NAVER Corp.	2,807	518,854
S-1 Corp.	2,765	136,717
Samsung Electronics Co., Ltd.	63,472	2,786,432
Samsung Electronics Co., Ltd., GDR	1,300	1,418,300
Samsung Fire & Marine Insurance Co., Ltd.	1,934	299,395
Samsung SDI Co., Ltd.	1,409	577,317
SK Hynix, Inc.	24,085	1,688,027
SK Innovation Co., Ltd.(a)	1,265	187,061
SK Telecom Co., Ltd.	4,275	171,211
Total South Korea		9,355,043
SPAIN - 0.5%
Amadeus IT Group S.A.(a)	16,200	902,486
Iberdrola S.A.	148,671	1,541,795
Naturhouse Health SAU	7,581	13,625
Total Spain		2,457,906
SWEDEN - 0.9%
Assa Abloy AB, Class B	57,400	1,219,289
Atlas Copco AB, Class A	52,850	493,744
B3 Consulting Group AB	4,216	41,625
BTS Group AB, Class B	2,479	74,638
Evolution AB(b)	11,250	1,022,862
FM Mattsson Mora Group AB	4,722	24,511
Hexagon AB, Class B	91,305	948,328
Kinnevik AB, Class B(a)	10,954	176,468
New Wave Group AB, Class B	9,514	126,577
Nordnet AB publ	4,064	53,115
Ratos AB, Class A	1,735	8,531
Telefonaktiebolaget LM Ericsson, Class B	7,374	54,978
VNV Global AB(a)	6,457	15,187
Total Sweden		4,259,853
SWITZERLAND - 3.1%
Alcon, Inc.	44,700	3,122,187
Burkhalter Holding AG	263	20,717
Glencore PLC	202,321	1,096,216
Kuehne + Nagel International AG	4,196	993,344
Lonza Group AG	1,180	629,152
Nestle S.A.	11,582	1,352,012
Novartis AG	16,958	1,436,185
Sika AG	4,820	1,110,774
Sonova Holding AG	3,419	1,088,751
STMicroelectronics N.V.	13,574	426,746
Straumann Holding AG	6,780	814,254
TE Connectivity Ltd.	9,724	1,100,271
UBS Group AG	108,448	1,748,300
Total Switzerland		14,938,909
TAIWAN - 2.0%
Accton Technology Corp.	41,000	328,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
TAIWAN (continued)
ASE Technology Holding Co., Ltd.	152,000	$390,563
CTBC Financial Holding Co., Ltd.	615,000	519,162
Hon Hai Precision Industry Co., Ltd.	292,000	1,070,442
Kerry TJ Logistics Co., Ltd.	65,000	87,662
Lumax International Corp. Ltd.	21,000	49,157
MediaTek, Inc.	28,000	613,046
Nien Made Enterprise Co., Ltd.	52,000	512,419
Taiwan Semiconductor Manufacturing Co., Ltd.	232,000	3,714,060
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	29,595	2,419,391
Uni-President Enterprises Corp.	126,000	283,922
Total Taiwan		9,988,695
THAILAND - 0.1%
Kasikornbank PCL, NVDR	162,900	693,437
TURKEY - 0.0% (c)
BIM Birlesik Magazalar A/S	22,168	107,379
KOC Holding A/S	36,154	79,277
Total Turkey		186,656
UNITED ARAB EMIRATES - 0.1%
Emaar Properties PJSC	333,005	471,434
First Abu Dhabi Bank PJSC	36,199	185,080
Total United Arab Emirates		656,514
UNITED STATES - 1.6%
Aon PLC, Class A	5,060	1,364,581
Baltic Classifieds Group PLC(a)	110,545	175,475
Burford Capital Ltd.	131,958	1,331,456
Carnival PLC(a)	31,200	235,322
EPAM Systems, Inc.(a)	2,300	677,994
Hamilton Thorne Ltd.(a)	9,700	12,057
Mettler-Toledo International, Inc.(a)	640	735,213
NVIDIA Corp.	7,098	1,075,986
ResMed, Inc.	5,560	1,165,543

Investments	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
STERIS PLC	5,420	$1,117,333
Total United States		7,890,960
TOTAL COMMON STOCKS (Cost: $332,447,002)		279,894,265
EXCHANGE-TRADED FUND - 39.9%
iShares Core MSCI Total International Stock ETF (Cost $229,452,278)	3,424,674	195,309,158
PREFERRED STOCKS - 0.2%
Brazil - 0.0% (c)
Gerdau S.A.	12,573	53,695
Germany - 0.2%
Volkswagen AG	6,001	801,312
TOTAL PREFERRED STOCKS (Cost: $990,876)		855,007

SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.96%(d) (Cost: $9,197,938)	9,197,938	9,197,938
TOTAL INVESTMENTS - 99.3% (Cost: $572,088,094)		485,256,368
OTHER ASSETS AND LIABILITIES, NET - 0.7%		3,559,271
NET ASSETS - 100.0%		$488,815,639

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2022, the value of these securities was $8,167,020, representing 1.7% of net assets.
(c)	Amount is less than 0.05%.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$11,863,932	$—	$—	$11,863,932
Austria	3,319,019	—	—	3,319,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager International Equity Fund (concluded)

	Level 1	Level 1	Level 1	Total
Belgium	$40,066	$—	$—	$40,066
Brazil	5,285,042	—	—	5,285,042
Britain	24,843,787	—	—	24,843,787
Canada	12,595,062	—	—	12,595,062
Chile	612,240	—	—	612,240
China	24,239,360	5,863	—	24,245,223
Denmark	8,208	—	—	8,208
Egypt	108,166	—	—	108,166
Finland	1,599,799	—	—	1,599,799
France	22,633,134	—	—	22,633,134
Germany	26,020,923	—	—	26,020,923
Greece	511,762	—	—	511,762
Hong Kong	9,822,083	—	—	9,822,083
Hungary	350,264	—	—	350,264
Iceland	126,233	—	—	126,233
India	7,392,641	—	—	7,392,641
Indonesia	1,176,448	—	—	1,176,448
Ireland	9,545,395	—	—	9,545,395
Isle Of Man	924,554	—	—	924,554
Israel	3,677,158	—	—	3,677,158
Italy	3,966,738	—	—	3,966,738
Japan	30,218,280	—	—	30,218,280
Luxembourg	798,978	—	—	798,978
Malaysia	355,415	—	—	355,415
Mexico	2,423,181	—	—	2,423,181
Netherlands	12,027,706	—	—	12,027,706
New Zealand	222,670	—	—	222,670
Norway	2,267,484	—	—	2,267,484
Peru	1,878,630	—	—	1,878,630
Poland	606,050	—	—	606,050
Russia	—	393	—	393
Singapore	4,673,733	—	—	4,673,733
South Africa	3,325,895	—	—	3,325,895
South Korea	9,355,043	—	—	9,355,043
Spain	2,457,906	—	—	2,457,906
Sweden	4,259,853	—	—	4,259,853
Switzerland	14,938,909	—	—	14,938,909
Taiwan	9,988,695	—	—	9,988,695
Thailand	693,437	—	—	693,437
Turkey	186,656	—	—	186,656
United Arab Emirates	656,514	—	—	656,514
United States	7,890,960	—	—	7,890,960
Total Common Stocks	279,888,009	6,256	—	279,894,265
Exchange-Traded Fund	195,309,158	—	—	195,309,158
Preferred Stocks*	855,007	—	—	855,007
Money Market Fund	9,197,938	—	—	9,197,938
Total Investments in Securities	$485,250,112	$6,256	$—	$485,256,368

* See Schedule of Investments for additional detailed categorizations

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS - 19.9%
BASIC MATERIALS - 0.4%
Albemarle Corp., 4.65%, 6/1/27	$60,000	$59,046
Albemarle Corp., 5.65%, 6/1/52	83,000	82,976
Cabot Corp., 5.00%, 6/30/32	48,000	46,601
CF Industries, Inc., 5.38%, 3/15/44	74,000	68,977
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (a)	340,000	340,003
Ecolab, Inc., 2.70%, 12/15/51	71,000	50,633
Georgia-Pacific LLC, 0.95%, 5/15/26 (b)	323,000	287,244
Inversiones CMPC S.A., 3.00%, 4/6/31 (b)	200,000	160,126
Inversiones CMPC S.A., 4.38%, 4/4/27 (b)	500,000	476,250
LYB International Finance III LLC, 4.20%, 5/1/50	205,000	166,567
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,224,331
Nucor Corp., 3.13%, 4/1/32	27,000	23,469
Nucor Corp., 3.95%, 5/23/25	47,000	46,736
RPM International, Inc., 2.95%, 1/15/32	45,000	37,343
RPM International, Inc., 4.55%, 3/1/29	113,000	109,023
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	195,600
Westlake Chemical Corp., 3.38%, 8/15/61	88,000	59,252
Total Basic Materials		3,434,177
COMMUNICATIONS - 1.4%
Amazon.com, Inc., 3.30%, 4/13/27	57,000	55,920
Amazon.com, Inc., 4.10%, 4/13/62	119,000	107,664
AT&T, Inc., 3.50%, 9/15/53	1,305,000	989,188
AT&T, Inc., 3.65%, 9/15/59	28,000	20,971
AT&T, Inc., 3.85%, 6/1/60	25,000	19,322
AT&T, Inc., 4.30%, 2/15/30	25,000	24,398
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	72,000	68,419
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	164,000	151,793
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	102,000	101,592
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	30,000	20,997
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	298,395
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	230,000	155,640

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	$22,000	$14,468
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/1/61	10,000	7,192
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	304,000	240,878
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	18,000	15,999
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	340,585
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	547,000	550,125
Comcast Corp., 4.00%, 3/1/48	252,000	219,063
Comcast Corp., 4.15%, 10/15/28	58,000	57,839
Comcast Corp., 4.25%, 10/15/30	90,000	88,736
Comcast Corp., 4.60%, 10/15/38	61,000	59,146
Corning, Inc., 5.45%, 11/15/79	146,000	131,517
Cox Communications, Inc., 2.60%, 6/15/31 (b)	625,000	522,677
CSC Holdings LLC, 5.50%, 4/15/27 (b)	250,000	226,553
Discovery Communications LLC, 5.30%, 5/15/49	47,000	40,242
Expedia Group, Inc., 2.95%, 3/15/31	99,000	78,744
Level 3 Financing, Inc., 3.40%, 3/1/27 (b)	500,000	430,664
Level 3 Financing, Inc., 5.38%, 5/1/25	200,000	193,714
Paramount Global, (5 year CMT + 3.999%), 6.38%, 3/30/62 (c)	875,000	781,200
Sprint Corp., 7.88%, 9/15/23	275,000	283,467
T-Mobile USA, Inc., 3.00%, 2/15/41	570,000	425,101
T-Mobile USA, Inc., 3.60%, 11/15/60	10,000	7,287
T-Mobile USA, Inc., 3.60%, 11/15/60 (b)	74,000	74,690
T-Mobile USA, Inc., 3.88%, 4/15/30	150,000	139,988
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	423,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Time Warner Cable LLC, 6.55%, 5/1/37	$4,000	$4,005
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	799,212
Verizon Communications, Inc., 2.30%, 3/20/26 (SOFR + 0.790%)(c)	1,000,000	983,211
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	607,055
Verizon Communications, Inc., 3.00%, 11/20/60	88,000	59,740
Verizon Communications, Inc., 3.40%, 3/22/41	1,348,000	1,097,322
Verizon Communications, Inc., 3.88%, 3/1/52	89,000	74,570
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	81,000	77,615
ViacomCBS, Inc., 4.38%, 3/15/43	203,000	157,001
Total Communications		11,227,903
CONSUMER, CYCLICAL - 1.2%
BMW US Capital LLC, 3.90%, 4/9/25 (b)	62,000	61,801
Brunswick Corp., 2.40%, 8/18/31	38,000	28,120
Dana, Inc., 5.38%, 11/15/27	75,000	64,987
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	400,206	367,270
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	144,274
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	1,310,851	1,147,809
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	440,206	384,023
Ford Motor Co., 5.29%, 12/8/46	400,000	306,762
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	71,233
Gap, Inc. (The), 3.63%, 10/1/29 (b)	50,000	35,110
Gap, Inc. (The), 3.88%, 10/1/31 (b)	150,000	104,625
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	195,301
General Motors Financial Co., Inc., 2.70%, 6/10/31	44,000	34,668
Genuine Parts Co., 1.75%, 2/1/25	30,000	28,265
Genuine Parts Co., 2.75%, 2/1/32	1,050,000	868,680
Kohl's Corp., 5.55%, 7/17/45	188,000	158,438
Lowe's Cos., Inc., 2.80%, 9/15/41	1,250,000	907,844
Lowe's Cos., Inc., 4.45%, 4/1/62	49,000	41,856

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Magallanes, Inc., 3.64%, 3/15/25 (b)	$43,000	$41,646
Magallanes, Inc., 4.28%, 3/15/32 (b)	72,000	64,350
Magallanes, Inc., 5.05%, 3/15/42 (b)	390,000	331,808
Magallanes, Inc., 5.14%, 3/15/52 (b)	1,129,000	947,626
Magallanes, Inc., 5.39%, 3/15/62 (b)	149,000	124,638
Marriott International, Inc., Series FF, 4.63%, 6/15/30	132,000	126,546
Marriott International, Inc., Series GG, 3.50%, 10/15/32	530,000	457,164
Marriott International, Inc., Series HH, 2.85%, 4/15/31	135,000	111,953
McDonald's Corp., 3.63%, 9/1/49	47,000	38,806
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (b)	6,000	5,999
Nordstrom, Inc., 5.00%, 1/15/44	16,000	11,400
O'Reilly Automotive, Inc., 4.70%, 6/15/32	32,000	31,869
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	187,736
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	471,534
Stellantis Finance US, Inc., 2.69%, 9/15/31 (b)	385,000	304,821
Target Corp., 1.95%, 1/15/27	72,000	66,789
Taylor Morrison Communities, Inc., 5.13%, 8/1/30 (b)	150,000	124,573
Taylor Morrison Communities, Inc., 5.63%, 3/1/24 (b)	150,000	145,836
Toyota Motor Credit Corp., 1.90%, 4/6/28	104,000	92,438
United Airlines, Inc., 4.38%, 4/15/26 (b)	185,000	163,016
United Airlines, Inc., 4.63%, 4/15/29 (b)	35,000	29,689
Walmart, Inc., 1.80%, 9/22/31	1,175,000	997,581
William Carter Co. (The), 5.63%, 3/15/27 (b)	250,000	234,103
Wolverine World Wide, Inc., 4.00%, 8/15/29 (b)	150,000	120,351
Total Consumer, Cyclical		10,183,338
CONSUMER, NON-CYCLICAL - 3.2%
AbbVie, Inc., 4.05%, 11/21/39	28,000	24,968
AbbVie, Inc., 4.25%, 11/21/49	364,000	323,134
AbbVie, Inc., 4.55%, 3/15/35	380,000	369,625
AbbVie, Inc., 4.75%, 3/15/45	150,000	141,050
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	194,112
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29 (b)	200,000	161,863
Amgen, Inc., 2.80%, 8/15/41	610,000	452,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	$184,000	$172,940
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	100,885
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	131,000	117,611
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	203,339
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	362,569
Ascension Health, 2.53%, 11/15/29	630,000	569,281
Ascension Health, 3.11%, 11/15/39	120,000	98,827
BAT Capital Corp., 2.73%, 3/25/31	620,000	491,042
Bristol-Myers Squibb Co., 0.75%, 11/13/25	118,000	107,543
Bristol-Myers Squibb Co., 3.70%, 3/15/52	1,200,000	1,036,409
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	38,204
Bush Foundation, 2.75%, 10/1/50	300,000	223,640
Cardinal Health, Inc., 4.50%, 11/15/44	150,000	128,437
Cigna Corp., 2.40%, 3/15/30	430,000	370,292
Cigna Corp., 3.40%, 3/15/50	58,000	44,269
Cigna Corp., 4.38%, 10/15/28	190,000	188,534
Cintas Corp. No 2, 3.45%, 5/1/25	37,000	36,875
Conagra Brands, Inc., 7.00%, 10/1/28	75,000	81,010
Constellation Brands, Inc., 4.35%, 5/9/27	32,000	31,728
CVS Health Corp., 5.13%, 7/20/45	390,000	375,657
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	415,000	392,821
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	63,689
ERAC USA Finance LLC, 4.20%, 11/1/46 (b)	325,000	271,753
Ford Foundation (The), 2.82%, 6/1/70	776,000	533,517
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	785,926
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	697,840
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	80,000	80,347
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52 (b)	250,000	214,053
HCA, Inc., 3.50%, 9/1/30	31,000	26,372
HCA, Inc., 3.50%, 7/15/51	70,000	47,806

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
HCA, Inc., 4.38%, 3/15/42 (b)	$1,325,000	$1,066,389
HCA, Inc., 4.63%, 3/15/52 (b)	77,000	61,605
HCA, Inc., 7.75%, 7/15/36	150,000	170,625
Hormel Foods Corp., 0.65%, 6/3/24	76,000	72,517
Humana, Inc., 1.35%, 2/3/27	43,000	37,596
Kraft Heinz Foods Co., 4.38%, 6/1/46	77,000	64,172
Kraft Heinz Foods Co., 4.88%, 10/1/49	220,000	194,315
Lamb Weston Holdings, Inc., 4.13%, 1/31/30 (b)	125,000	108,195
Lamb Weston Holdings, Inc., 4.38%, 1/31/32 (b)	225,000	195,750
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	62,575
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	150,083
Mather Foundation, Series 2021, 2.68%, 10/1/31	750,000	658,587
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	989,209
Merck & Co., Inc., 2.75%, 12/10/51	625,000	461,549
Mylan, Inc., 3.13%, 1/15/23 (b)	480,000	477,081
Mylan, Inc., 5.20%, 4/15/48	275,000	219,599
Mylan, Inc., 5.40%, 11/29/43	180,000	151,350
NBM US Holdings, Inc., 6.63%, 8/6/29 (b)	800,000	768,000
Nestle Holdings, Inc., 3.50%, 9/24/25 (b)	397,000	396,933
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28 (b)	275,000	243,375
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	45,801
PepsiCo, Inc., 2.25%, 3/19/25	94,000	91,548
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	793,967
Pilgrim's Pride Corp., 5.88%, 9/30/27 (b)	300,000	287,250
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	595,127
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	47,580
President & Fellows of Harvard College, 6.50%, 1/15/39 (b)	105,000	132,112
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	939,081
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	97,672
Roche Holdings, Inc., 1.93%, 12/13/28 (b)	1,000,000	883,838
Roche Holdings, Inc., 2.13%, 3/10/25 (b)	203,000	195,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
S&P Global, Inc., 2.70%, 3/1/29 (b)	$91,000	$82,802
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	180,000	177,986
Smithfield Foods, Inc., 4.25%, 2/1/27 (b)	63,000	60,643
Smithfield Foods, Inc., 5.20%, 4/1/29 (b)	77,000	75,633
Stanford Health Care, 3.03%, 8/15/51	1,000,000	761,235
Sutter Health, 4.09%, 8/15/48	125,000	110,342
Sysco Corp., 4.45%, 3/15/48	139,000	122,017
Sysco Corp., 4.50%, 4/1/46	79,000	70,282
Sysco Corp., 5.95%, 4/1/30	18,000	19,191
Sysco Corp., 6.60%, 4/1/50	46,000	53,046
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	836,415
Tenet Healthcare Corp., 4.38%, 1/15/30 (b)	25,000	21,151
Tenet Healthcare Corp., 4.63%, 7/15/24	123,000	118,047
Tenet Healthcare Corp., 6.13%, 6/15/30 (b)	75,000	69,194
Trustees of Boston College, 3.13%, 7/1/52	169,000	132,191
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	67,383
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	582,550
Unilever Capital Corp., 2.13%, 9/6/29	675,000	594,836
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	41,052
United Rentals North America, Inc., 3.88%, 2/15/31	62,000	52,302
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	64,925
UnitedHealth Group, Inc., 1.25%, 1/15/26	113,000	104,219
UnitedHealth Group, Inc., 4.95%, 5/15/62	25,000	25,347
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	79,000	78,893
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	82,314
Vector Group Ltd., 5.75%, 2/1/29 (b)	250,000	208,175
Viatris, Inc., 3.85%, 6/22/40	94,000	66,581
Viatris, Inc., 4.00%, 6/22/50	148,000	99,099
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,145,732
Total Consumer, Non-Cyclical		26,142,956

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY - 1.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26 (b)	$175,000	$174,806
BP Capital Markets America, Inc., 2.77%, 11/10/50	1,000,000	693,754
BP Capital Markets America, Inc., 3.00%, 2/24/50	67,000	48,640
BP Capital Markets America, Inc., 3.54%, 4/6/27	218,000	211,660
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	211,466
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	199,902
Chevron Corp., 1.55%, 5/11/25	73,000	69,219
Chevron USA, Inc., 4.20%, 10/15/49	52,000	47,585
Colonial Enterprises, Inc., 3.25%, 5/15/30 (b)	510,000	462,771
Continental Resources, Inc., 3.80%, 6/1/24	775,000	764,530
Diamondback Energy, Inc., 3.50%, 12/1/29	38,000	34,807
Diamondback Energy, Inc., 4.40%, 3/24/51	72,000	61,309
DT Midstream, Inc., 4.30%, 4/15/32 (b)	48,000	44,007
Duke Energy Carolinas LLC, 3.55%, 3/15/52	25,000	20,766
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	185,332
Energy Transfer L.P., 4.90%, 3/15/35	77,000	69,059
Energy Transfer L.P., 4.95%, 6/15/28	115,000	113,319
Energy Transfer L.P., 5.00%, 5/15/50	505,000	429,727
Energy Transfer L.P., 5.30%, 4/15/47	110,000	95,249
Energy Transfer L.P., 6.13%, 12/15/45	10,000	9,538
Energy Transfer L.P., Senior Note, 4.95%, 5/15/28	79,000	77,220
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	4,000	2,705
Enterprise Products Operating LLC, 3.20%, 2/15/52	39,000	28,006
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	183,391
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	60,000	49,847
EQT Corp., 3.63%, 5/15/31 (b)	18,000	15,553
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31 (b)	355,000	287,937
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (b)	54,000	52,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (b)	$130,000	$118,852
Halliburton Co., 4.75%, 8/1/43	51,000	45,325
Halliburton Co., Senior Bond, 4.85%, 11/15/35	82,000	78,847
Helmerich & Payne, Inc., 2.90%, 9/29/31	375,000	321,364
Hess Corp., 6.00%, 1/15/40	151,000	154,275
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 4/15/30 (b)	100,000	87,000
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32 (b)	100,000	87,819
Marathon Oil Corp., 6.80%, 3/15/32	78,000	83,992
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	73,000	77,214
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	126,095
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	78,840
Murray Energy Corp., Secured Note, 12.00%, 4/15/24 (b)(d)	180,991	18
ONEOK Partners L.P., 6.65%, 10/1/36	73,000	74,337
ONEOK, Inc., 3.10%, 3/15/30	1,810,000	1,556,099
ONEOK, Inc., 4.50%, 3/15/50	250,000	200,232
ONEOK, Inc., 4.95%, 7/13/47	150,000	127,888
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	253,945
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	173,400
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	247,000
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 6/15/44	420,000	332,286
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	75,000	74,845
Qatar Petroleum, 2.25%, 7/12/31 (b)	200,000	170,750
Sanchez Energy Corp., 6.13%, 1/15/23	100,000	750
Sanchez Energy Corp., 7.75%, 6/15/21	150,000	1,125
Schlumberger Holdings Corp., 3.90%, 5/17/28 (b)	44,000	41,574
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30 (b)	175,000	145,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 1/15/32	58,000	49,634
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	110,000	112,680

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Topaz Solar Farms LLC, 4.88%, 9/30/39 (b)	$337,155	$290,796
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	190,910
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	344,950
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29 (b)	25,000	21,868
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31 (b)	25,000	21,363
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,062
Williams Cos., Inc. (The), 3.50%, 10/15/51	16,000	11,902
Williams Cos., Inc. (The), 5.75%, 6/24/44	166,000	165,556
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	179,480
Total Energy		10,701,039
FINANCIAL - 7.7%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	1,000,000	832,113
Americo Life, Inc., 3.45%, 4/15/31 (b)	59,000	47,941
Athene Global Funding, 1.73%, 10/2/26 (b)	129,000	111,952
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(c)	15,000	14,659
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	960,000	914,404
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	45,000	40,340
Bank of America Corp., 4.08%, 4/23/40 (4.08% fixed rate until 4/23/39; 1.32% + 3 month USD LIBOR thereafter)(c)	98,000	86,167
Bank of America Corp., 4.30%, 1/28/25 (4.30% fixed rate until 1/28/25; 2.66% + 3 month USD LIBOR thereafter)(c)(e)	475,000	397,219
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,517,625
Bank of America Corp., (5 year CMT + 2.00%), 3.85%, 3/8/37 (c)	126,000	108,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Bank of America Corp., (SOFR + 0.97%), 1.96%, 7/22/27 (c)	$1,000,000	$953,346
Bank of America Corp., (SOFR + 1.21%), 2.57%, 10/20/32 (c)	530,000	437,150
Bank of America Corp., (SOFR + 1.32%), 2.69%, 4/22/32 (c)	1,000,000	839,518
Bank of America Corp., (SOFR + 1.33%), 3.38%, 4/2/26 (c)	49,000	47,496
Bank of America Corp., (SOFR + 1.58%), 3.31%, 4/22/42 (c)	74,000	58,024
Bank of America Corp., (SOFR + 1.83%), 4.57%, 4/27/33 (c)	58,000	56,446
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	1,367,000	1,310,791
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	290,000	270,439
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	259,000	251,711
BankUnited, Inc., 4.88%, 11/17/25	231,000	233,143
BankUnited, Inc., 5.13%, 6/11/30	143,000	138,272
BOC Aviation USA Corp., 1.63%, 4/29/24 (b)	200,000	191,586
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	498,791
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	492,755
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	563,918
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	478,265
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	419,988
Cantor Fitzgerald L.P., 4.50%, 4/14/27 (b)	1,225,000	1,177,278
Charles Schwab Corp. (The), 2.45%, 3/3/27	41,000	38,237
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(c)	820,000	724,039
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(c)(e)	55,000	44,688
Citigroup, Inc., 5.88%, 2/22/33	108,000	111,586

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Citigroup, Inc., (SOFR + 0.686%), 0.78%, 10/30/24 (c)	$37,000	$35,272
Citigroup, Inc., (SOFR + 1.167%), 2.56%, 5/1/32 (c)	300,000	247,009
Citigroup, Inc., (SOFR + 1.372%), 4.14%, 5/24/25 (c)	81,000	80,669
Citigroup, Inc., (SOFR + 1.422%), 2.98%, 11/5/30 (c)	160,000	139,650
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	22,000	20,769
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	700,000	665,350
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(c)(e)	225,000	198,000
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	218,000	227,355
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,514,000	1,482,708
Citizens Financial Group, Inc., 2.64%, 9/30/32	206,000	164,312
Citizens Financial Group, Inc., 3.25%, 4/30/30	31,000	27,508
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	890,440
Corebridge Financial, Inc., 4.40%, 4/5/52 (b)	56,000	46,685
Corporate Office Properties L.P., 2.90%, 12/1/33	33,000	25,548
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26 (b)	970,000	889,321
Duke Realty L.P., 2.88%, 11/15/29	1,000,000	898,605
Empower Finance 2020 L.P., 1.36%, 9/17/27 (b)	1,125,000	967,846
Empower Finance 2020 L.P., 1.78%, 3/17/31 (b)	1,000,000	802,058
EPR Properties, 3.60%, 11/15/31	38,000	30,038
Equitable Financial Life Global Funding, 1.30%, 7/12/26 (b)	88,000	77,934
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	417,936
F&G Global Funding, 0.90%, 9/20/24 (b)	88,000	81,601
F&G Global Funding, 2.30%, 4/11/27 (b)	153,000	136,496
Federal Realty Investment Trust, 1.25%, 2/15/26	1,150,000	1,028,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
First Horizon Bank, 5.75%, 5/1/30	$250,000	$256,614
Five Corners Funding Trust II, 2.85%, 5/15/30 (b)	1,000,000	869,939
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,469,881
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/31 (b)	940,000	901,513
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	260,000	242,839
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	146,793
Goldman Sachs Group, Inc. (The), 0.86%, 2/12/26 (SOFR + 0.609%)(c)	1,000,000	909,756
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	183,000	175,571
Goldman Sachs Group, Inc. (The), 3.81%, 4/23/29 (3.81% fixed rate until 4/23/28; 1.16% + 3 month USD LIBOR thereafter)(c)	925,000	872,101
Goldman Sachs Group, Inc. (The), (SOFR + 0.818%), 1.54%, 9/10/27 (c)	90,000	79,002
Goldman Sachs Group, Inc. (The), (SOFR + 1.248%), 2.38%, 7/21/32 (c)	63,000	50,945
Goldman Sachs Group, Inc. (The), (SOFR + 1.281%), 2.62%, 4/22/32 (c)	770,000	639,281
Goldman Sachs Group, Inc. (The), (SOFR + 1.513%), 3.21%, 4/22/42 (c)	63,000	48,109
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	410,000	394,089
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	187,000	207,088
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30 (b)	1,000,000	797,500
Healthpeak Properties, Inc., 2.13%, 12/1/28	925,000	798,847
HNA 2015 LLC, 2.37%, 9/18/27	286,920	278,330
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	54,000	46,129
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	674,872
Intercontinental Exchange, Inc., 5.20%, 6/15/62	109,000	108,756
Jackson Financial, Inc., 5.17%, 6/8/27	40,000	39,653

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(c)	$291,000	$272,505
JPMorgan Chase & Co., 3.78%, 2/1/28 (3.78% fixed rate until 2/1/27; 1.34% + 3 month USD LIBOR thereafter)(c)	300,000	288,080
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(c)(e)	975,000	803,156
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(c)(e)	165,000	139,346
JPMorgan Chase & Co., (SOFR + 1.015%), 2.07%, 6/1/29 (c)	57,000	49,021
JPMorgan Chase & Co., (SOFR + 1.18%), 2.55%, 11/8/32 (c)	565,000	469,424
JPMorgan Chase & Co., (SOFR + 1.25%), 2.58%, 4/22/32 (c)	405,000	340,769
JPMorgan Chase & Co., (SOFR + 1.32%), 4.08%, 4/26/26 (c)	145,000	143,191
JPMorgan Chase & Co., (SOFR + 1.51%), 2.53%, 11/19/41 (c)	276,000	197,464
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	129,000	122,237
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,240,000	1,188,501
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	479,304
KeyCorp, (SOFR + 1.250%), 3.88%, 5/23/25 (c)	28,000	27,793
Kimco Realty Corp., 2.25%, 12/1/31	1,100,000	884,281
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	835,005
Liberty Mutual Group, Inc., 3.95%, 5/15/60 (b)	85,000	61,095
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (b)	120,000	91,136
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (b)	700,000	688,280
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	979,431
LPL Holdings, Inc., 4.38%, 5/15/31 (b)	325,000	277,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(b)(c)	$4,000	$3,745
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	853,852
Morgan Stanley, 3.63%, 1/20/27	267,000	258,605
Morgan Stanley, 3.95%, 4/23/27	950,000	919,919
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	427,514
Morgan Stanley, 4.50%, 2/11/27 (b)	1,310,000	1,190,124
Morgan Stanley, (SOFR + 0.560%), 1.16%, 10/21/25 (c)	44,000	40,765
Morgan Stanley, (SOFR + 0.858%), 1.51%, 7/20/27 (c)	118,000	103,490
Morgan Stanley, (SOFR + 1.178%), 2.24%, 7/21/32 (c)	210,000	170,122
Morgan Stanley, (SOFR + 1.360%), 2.48%, 9/16/36 (c)	1,312,000	1,008,824
Morgan Stanley, (SOFR + 1.485%), 3.22%, 4/22/42 (c)	70,000	55,091
Morgan Stanley, (SOFR + 2.620%), 5.30%, 4/20/37 (c)	33,000	31,957
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,095,916
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	23,000	23,369
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29 (b)	175,000	149,049
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	200,000	157,632
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/27	150,000	137,201
National Community Renaissance Of California, 3.27%, 12/1/32	1,000,000	836,690
National Health Investors, Inc., 3.00%, 2/1/31	54,000	41,443
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	116,000	117,495
Nuveen Finance LLC, 4.13%, 11/1/24 (b)	400,000	397,082
Office Properties Income Trust, 3.45%, 10/15/31	52,000	38,951

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
OFS Capital Corp., 4.75%, 2/10/26	$1,300,000	$1,186,867
Ohio National Financial Services, Inc., 5.80%, 1/24/30 (b)	200,000	192,536
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	144,000	109,054
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	81,000	65,768
OneMain Finance Corp., 6.63%, 1/15/28	225,000	201,096
OneMain Finance Corp., 8.25%, 10/1/23	125,000	124,926
Preservation Of Affordable Housing, Inc., 4.48%, 12/1/32	1,000,000	972,302
Principal Life Global Funding II, 0.50%, 1/8/24 (b)	92,000	87,576
Private Export Funding Corp., Series II, 2.05%, 11/15/22	1,000,000	997,981
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	426,535
Prudential Financial, Inc., 1.50%, 3/10/26	170,000	155,914
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	36,000	34,972
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	97,000	94,570
Realty Income Corp., 3.25%, 1/15/31	285,000	259,085
Regency Centers L.P., 3.75%, 6/15/24	500,000	496,835
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	125,000	151,576
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	486,156
SBL Holdings, Inc., 5.00%, 2/18/31 (b)	67,000	55,795
Sculptor Alternative Solutions LLC, 6.00%, 5/15/37 (b)	1,720,000	1,577,068
Security Benefit Global Funding, 1.25%, 5/17/24 (b)	44,000	41,731
Signature Bank, 4.00%, 10/15/30 (c)	150,000	144,776
SVB Financial Group, 2.10%, 5/15/28	1,050,000	897,470
SVB Financial Group, (SOFR + 1.713%), 4.35%, 4/29/28 (c)	128,000	124,801
Synchrony Financial, 2.88%, 10/28/31	42,000	31,829
Synchrony Financial, 4.50%, 7/23/25	340,000	330,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (b)	$210,000	$160,195
Thirax 2 LLC, 2.32%, 1/22/34	981,866	905,660
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	170,000	170,299
US Bancorp, (5 year CMT + 0.950%), 2.49%, 11/3/36 (c)	195,000	158,899
USAA Capital Corp., 2.13%, 5/1/30 (b)	1,000,000	856,532
USAA Capital Corp., 3.38%, 5/1/25 (b)	150,000	148,702
Valley National Bancorp, (SOFR + 2.360%), 3.00%, 6/15/31 (c)	138,000	126,640
Visa, Inc., 1.90%, 4/15/27	1,000,000	922,389
Vornado Realty L.P., 2.15%, 6/1/26	41,000	36,526
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(c)	731,000	566,097
Wells Fargo & Co., 4.30%, 7/22/27	432,000	427,220
Wells Fargo & Co., 5.61%, 1/15/44	40,000	40,254
Wells Fargo & Co., (SOFR + 1.262%), 2.57%, 2/11/31 (c)	670,000	575,950
Wells Fargo & Co., (SOFR + 2.130%), 4.61%, 4/25/53 (c)	89,000	82,352
Weyerhaeuser Co., 4.00%, 3/9/52	33,000	27,245
Willis North America, Inc., 4.65%, 6/15/27	108,000	106,233
WR Berkley Corp., 4.00%, 5/12/50	160,000	133,511
Zions Bancorp NA, 3.25%, 10/29/29	271,000	235,822
Total Financial		64,323,440
INDUSTRIAL - 1.2%
AECOM, 5.13%, 3/15/27	125,000	118,125
Allegion US Holding Co., Inc., 5.41%, 7/1/32	46,000	45,689
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	35,000	28,557
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	93,000	91,975
Amsted Industries, Inc., 5.63%, 7/1/27 (b)	200,000	188,000
Ball Corp., 3.13%, 9/15/31	100,000	80,664
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	900,637
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,036,570
Boeing Co. (The), 3.75%, 2/1/50	525,000	370,459
Burlington Northern Santa Fe LLC, 4.45%, 1/15/53	32,000	30,948
Carlisle Cos., Inc., 2.20%, 3/1/32	382,000	299,657

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Carrier Global Corp., 3.38%, 4/5/40	$81,000	$63,497
Caterpillar Financial Services Corp., 0.95%, 1/10/24	94,000	90,778
Caterpillar Financial Services Corp., 1.70%, 1/8/27	64,000	58,592
CNH Industrial Capital LLC, 4.20%, 1/15/24	58,000	58,039
Flowserve Corp., 2.80%, 1/15/32	245,000	192,967
GATX Corp., Senior Note, 3.25%, 9/15/26	58,000	55,424
Illinois Tool Works, Inc., 3.50%, 3/1/24	68,000	68,252
John Deere Capital Corp., 3.40%, 6/6/25	155,000	154,309
John Deere Capital Corp., 1.30%, 10/13/26	43,000	38,837
Kansas City Southern, 4.70%, 5/1/48	38,000	35,816
LTR Intermediate Holdings Inc, (1 month USD LIBOR), 0.00%, 5/5/28 (c)	994,975	908,740
Nature Conservancy (The), 2.37%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	517,770
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	254,536
Norfolk Southern Corp., 3.70%, 3/15/53	54,000	44,357
Parker-Hannifin Corp., 4.25%, 9/15/27	60,000	59,581
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (b)	139,000	131,853
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 7/1/27 (b)	49,000	48,033
Sonoco Products Co., 1.80%, 2/1/25	195,000	183,023
Sonoco Products Co., 2.85%, 2/1/32	1,000,000	834,886
Standard Industries, Inc., 4.38%, 7/15/30 (b)	175,000	138,031
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (b)	125,000	106,875
Stanley Black & Decker, Inc., 2.30%, 2/24/25	89,000	86,134
Stanley Black & Decker, Inc., 3.00%, 5/15/32	38,000	33,489
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60 (c)	148,000	128,377
The Nature Conservancy, 3.96%, 3/1/52	1,000,000	916,296
Timken Co. (The), 4.13%, 4/1/32	25,000	22,707
Tote Shipholdings LLC, 3.40%, 10/16/40	1,000,000	965,784
Trimble, Inc., 4.75%, 12/1/24	13,000	13,063
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	249,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Trimble, Inc., Senior Note, 4.90%, 6/15/28	$30,000	$29,242
Union Pacific Corp., 2.97%, 9/16/62	225,000	155,731
United Parcel Service, Inc., 3.90%, 4/1/25	59,000	59,420
Vontier Corp., 2.95%, 4/1/31	43,000	33,706
Xylem, Inc., 2.25%, 1/30/31	250,000	208,295
Total Industrial		10,137,181
TECHNOLOGY - 0.5%
Apple, Inc., 1.40%, 8/5/28	88,000	76,999
Apple, Inc., 2.70%, 8/5/51	30,000	22,375
Apple, Inc., 2.80%, 2/8/61	30,000	21,534
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	488,844
Broadcom, Inc., 2.45%, 2/15/31 (b)	72,000	57,848
Broadcom, Inc., 3.14%, 11/15/35 (b)	434,000	329,572
Broadcom, Inc., 3.19%, 11/15/36 (b)	95,000	72,217
Broadcom, Inc., 3.42%, 4/15/33 (b)	809,000	668,836
Broadcom, Inc., 4.93%, 5/15/37 (b)	224,000	200,826
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	315,000	280,644
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	351,314
Dell International LLC/EMC Corp., 3.38%, 12/15/41 (b)	49,000	35,005
Dell International LLC/EMC Corp., 8.10%, 7/15/36	51,000	59,532
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	184,000	168,093
HP, Inc., 5.50%, 1/15/33	32,000	31,214
KLA Corp., 4.95%, 7/15/52	55,000	55,323
Kyndryl Holdings, Inc., 2.05%, 10/15/26 (b)	61,000	51,348
Kyndryl Holdings, Inc., 3.15%, 10/15/31 (b)	22,000	16,288
Microsoft Corp., 2.92%, 3/17/52	44,000	34,708
Microsoft Corp., 3.04%, 3/17/62	269,000	208,509
Oracle Corp., 2.30%, 3/25/28	173,000	148,848
Oracle Corp., 4.00%, 11/15/47	91,000	67,480
Oracle Corp., Senior Bond, 3.80%, 11/15/37	142,000	110,482
Roper Technologies, Inc., 1.40%, 9/15/27	500,000	428,286
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	18,000	17,705
Total Technology		4,003,830
UTILITIES - 3.0%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	389,769

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
AES Corp. (The), 2.45%, 1/15/31	$1,000,000	$804,268
Alabama Power Co., 3.75%, 3/1/45	170,000	140,205
Alexander Funding Trust, 1.84%, 11/15/23 (b)	555,000	531,359
Alliant Energy Finance LLC, 3.75%, 6/15/23 (b)	300,000	300,216
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	70,000	66,116
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	209,899
Avangrid, Inc., 3.20%, 4/15/25	214,000	208,092
Baltimore Gas & Electric Co., 4.55%, 6/1/52	24,000	23,255
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (b)	1,000,000	847,907
Calpine Corp., 3.75%, 3/1/31 (b)	450,000	366,030
Clearway Energy Operating LLC, 3.75%, 2/15/31 (b)	925,000	745,754
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50 (c)	63,000	55,202
Commonwealth Edison Co., 3.70%, 8/15/28	320,000	312,063
Commonwealth Edison Co., Series 133, 3.85%, 3/15/52	20,000	17,617
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	95,051
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61	87,000	68,550
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	101,000	100,363
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	38,000	35,296
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	265,575
DTE Electric Co., 3.95%, 3/1/49	124,000	111,145
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	888,560
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	537,442
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	45,495
Emera US Finance L.P., 3.55%, 6/15/26	400,000	382,831
Emera US Finance L.P., 4.75%, 6/15/46	102,000	89,775
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	284,443
Entergy Mississippi LLC, 3.50%, 6/1/51	34,000	27,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Entergy Texas, Inc., 4.50%, 3/30/39	$204,000	$191,115
Essential Utilities, Inc., 3.35%, 4/15/50	53,000	39,976
Florida Power & Light Co., 2.88%, 12/4/51	570,000	423,840
Georgia Power Co., Series A, 3.25%, 3/15/51	84,000	61,676
Interstate Power & Light Co., 3.50%, 9/30/49	64,000	51,010
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (b)	400,000	409,920
Jersey Central Power & Light Co., 2.75%, 3/1/32 (b)	32,000	27,218
Liberty Utilities Finance GP 1, 2.05%, 9/15/30 (b)	58,000	47,557
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	602,320
National Fuel Gas Co., 4.75%, 9/1/28	1,000,000	981,988
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,229,487
National Rural Utilities Cooperative Finance Corp., 1.88%, 2/7/25	60,000	57,328
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	299,000	292,360
New York State Electric & Gas Corp., 2.15%, 10/1/31 (b)	1,225,000	1,010,001
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/24	42,000	41,356
Niagara Mohawk Power Corp., 1.96%, 6/27/30 (b)	1,000,000	827,347
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	755,108
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	700,556
Oncor Electric Delivery Co. LLC, 4.15%, 6/1/32 (b)	60,000	60,100
Pacific Gas & Electric Co., 4.95%, 6/8/25	47,000	46,084
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	74,116
Pacific Gas and Electric Co., 4.30%, 3/15/45	74,000	53,799
PacifiCorp, 2.90%, 6/15/52	748,000	545,416
PacifiCorp, 4.13%, 1/15/49	135,000	120,893
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28 (b)	375,000	326,250
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	77,706
Public Service Co. of Colorado, 2.70%, 1/15/51	163,000	115,925
Public Service Co. of Colorado, 3.70%, 6/15/28	77,000	75,772
Public Service Co. of Colorado, 4.10%, 6/15/48	175,000	159,645

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	$99,000	$82,533
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	301,003
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	1,013,867
SCE Recovery Funding LLC, 2.94%, 11/15/44	1,627,000	1,444,318
Southern California Edison Co., 1.10%, 4/1/24	187,000	177,892
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	90,498
Southern California Edison Co., Series C, 4.20%, 6/1/25	55,000	55,347
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	67,857
Southern Co. (The), 4.48%, 8/1/24	69,000	69,263
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	500,497
Southwestern Electric Power Co., 3.25%, 11/1/51	1,100,000	813,940
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	303,276
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (b)	411,350	386,875
Tucson Electric Power Co., 1.50%, 8/1/30	525,000	418,757
Union Electric Co., 2.95%, 6/15/27	78,000	74,493
Union Electric Co., 3.90%, 4/1/52	1,111,000	977,245
Vistra Operations Co. LLC, 3.55%, 7/15/24 (b)	305,000	294,387
Vistra Operations Co. LLC, 5.00%, 7/31/27 (b)	100,000	90,911
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	370,245
Total Utilities		24,888,711
TOTAL CORPORATE BONDS (Cost: $190,391,733)		165,042,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 15.5%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30 (b)	$1,620,000	$1,537,929
ACC Trust, Series 2022-1, Class A, ABS, 1.19%, 9/20/24 (b)	1,181,112	1,168,686
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (b)	1,313,771	1,293,076
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	11,721	11,725
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	99,726
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	298,083
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	492,592
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	297,248
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	278,063
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	274,426
AMSR 2019-SFR1 Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39 (b)	100,000	92,813
Antares CLO Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 3.61%, 7/20/31 (b)(c)	1,940,000	1,874,866
Apres Static CLO Ltd., Series 2019-1A, Class A1R, ABS, (3 month USD LIBOR + 1.070%), 2.11%, 10/15/28 (b)(c)	644,913	639,822
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 2.31%, 7/26/31 (3 month USD LIBOR + 1.10%)(b)(c)	1,000,000	975,083
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (b)	200,000	199,906
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (b)	400,000	393,174
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (b)	500,000	476,400
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26 (b)	300,000	285,217
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27 (b)	800,000	715,247
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28 (b)	900,000	802,266
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, ABS, 3.83%, 8/21/28 (b)	1,000,000	976,725
Bain Capital Credit CLO Ltd., Series 2019-2A, Class AR, ABS, (3 month USD LIBOR + 1.100%), 2.14%, 10/17/32 (b)(c)	1,250,000	1,213,471
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, (3 month USD LIBOR + 1.120%), 2.18%, 1/20/32 (b)(c)	1,000,000	976,549
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.200%), 2.26%, 7/20/34 (b)(c)	1,000,000	967,369
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, ABS, (3 month USD LIBOR + 1.700%), 2.76%, 4/20/33 (b)(c)	2,000,000	1,940,196
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35 (b)	117,397	107,700

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Business Jet Securities LLC, Series 2022-1A, Class B, ABS, 5.19%, 6/15/37 (b)	$837,505	$803,026
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, (3 month USD LIBOR + 2.500%), 3.54%, 7/16/32 (b)(c)	1,840,000	1,763,493
Capital Automotive REIT, Series 2020-1A, Class A1, ABS, 3.35%, 3/15/52 (b)	1,148,400	1,077,953
Carlyle Global Market Strategies, Series 2015-5A, Class A1RR, ABS, (3 month USD LIBOR + 1.080%), 2.14%, 1/20/32 (b)(c)	250,000	243,746
Carlyle Global Market Strategies, Series 2021-11A, Class A, ABS, (3 month USD LIBOR + 1.095%), 1.35%, 1/25/33 (b)(c)	2,000,000	1,942,632
Carlyle Global Market Strategies, Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.120%), 2.18%, 7/20/34 (b)(c)	1,500,000	1,452,967
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	369,802
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	184,808
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	175,505
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	183,044
CarMax Auto Owner Trust, Series 2022-1, Class C, ABS, 2.20%, 11/15/27	300,000	278,129
CarMax Auto Owner Trust, Series 2022-1, Class D, ABS, 2.47%, 7/17/28	100,000	92,969
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50 (b)	540,000	507,892
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 2.24%, 7/20/34 (b)(c)	1,750,000	1,697,822
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60 (b)	358,996	322,028
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32 (b)	510,000	494,381
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 2.48%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	37,811	35,334
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 2.24%, 10/17/31 (3 month USD LIBOR + 1.20%)(b)(c)	1,000,000	983,276
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	605,891
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (b)	38,639	37,937
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50 (b)	232,506	223,148
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, ABS, 1.00%, 5/15/30 (b)	1,000,000	951,538
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31 (b)	830,000	762,192
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 4.58%, 4/25/29 (b)(c)	1,300,000	1,227,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
DigitalBridge Issuer LLC, Series 2020-1A, Class A2, 3.93%, 9/25/51 (b)	$1,020,000	$946,981
Drive Auto Receivables Trust, Series 2021-1, Class B, ABS, 0.65%, 7/15/25	200,000	199,105
Dryden 72 CLO Ltd., Series 2019-72A, Class AR, ABS, (3 month USD LIBOR + 1.080%), 2.49%, 5/15/32 (b)(c)	1,510,000	1,470,899
Elevation CLO Ltd., Series 2014-2A, Class A1R, 2.27%, 10/15/29 (3 month USD LIBOR + 1.23%)(b)(c)	479,675	473,441
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 2.23%, 7/15/34 (b)(c)	1,000,000	961,269
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 2.72%, 5/25/37 (1 month USD LIBOR + 1.10%)(b)(c)	7,581	7,528
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (b)	38,506	38,526
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51 (b)	1,700,000	1,554,223
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (b)	300,000	295,101
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (b)	1,000,000	996,078
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33 (b)	200,000	180,881
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31 (b)	800,000	764,679
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33 (b)	120,000	107,150
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34 (b)	100,000	90,289
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	550,441
FREED ABS Trust, Series 2022-2CP, Class A, ABS, 3.03%, 5/18/29 (b)	962,174	954,244
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40 (b)	458,547	419,635
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40 (b)	243,479	222,580

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40 (b)	$202,896	$186,697
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	100,173
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34 (b)	100,000	87,958
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29 (b)	800,000	763,349
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48 (b)	348,637	300,338
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48 (b)	1,353,941	1,175,407
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, ABS, 2.70%, 1/20/49 (b)	978,960	875,994
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (b)	358,377	356,800
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (b)	159,773	155,554
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57 (b)	553,334	519,163
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27 (b)	400,000	352,652
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25 (b)	400,000	374,079
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, ABS, 2.33%, 6/26/28 (b)	1,100,000	995,404
Home Equity Asset Trust, Series 2003-1, Class M1, 3.12%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	3,248	3,206
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41 (b)	378,548	338,995
HPS Loan Management Ltd., Series 10A-16, Class A1RR, ABS, (3 month USD LIBOR + 1.140%), 2.20%, 4/20/34 (b)(c)	1,000,000	966,685
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, (3 month USD LIBOR + 1.200%), 2.26%, 10/20/34 (b)(c)	1,125,000	1,089,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
KKR Clo 32 Ltd., Series 32A, Class A1, ABS, (3 month USD LIBOR + 1.320%), 2.36%, 1/15/32 (b)(c)	$1,500,000	$1,474,147
KVK CLO Ltd., Series 2016-1A, Class A1R2, ABS, (3 month USD LIBOR + 1.210%), 2.25%, 10/15/34 (b)(c)	750,000	728,695
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (b)	49,301	48,712
Lendmark Funding Trust, Series 2019-2A, Class A, ABS, 2.78%, 4/20/28 (b)	800,000	783,273
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,102,092	1,105,711
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48 (b)	728,550	630,226
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48 (b)	402,474	343,748
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.160%), 2.22%, 7/20/34 (b)(c)	1,000,000	969,696
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35 (b)	638,879	621,945
Midocean Credit CLO IX, Series 2018-9A, Class A1, 2.21%, 7/20/31 (3 month USD LIBOR + 1.15%)(b)(c)	500,000	490,010
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (b)	100,000	99,307
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (b)	300,000	294,110
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (b)	300,000	282,819
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31 (b)	2,200,000	2,055,187
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (b)	562,192	509,763
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46 (b)	627,201	543,062
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46 (b)	708,558	611,012
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52 (b)	1,488,111	1,277,169

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mosaic Solar Loan Trust, Series 2021-3A, Class C, ABS, 1.77%, 6/20/52 (b)	$400,000	$352,142
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 2.16%, 7/15/31 (3 month USD LIBOR + 1.12%)(b)(c)	1,000,000	973,691
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (b)	385,125	367,068
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (b)	981,613	958,849
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (b)	41,539	41,453
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (b)	139,487	136,160
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69 (b)	180,474	169,683
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69 (b)	146,375	138,282
Neuberger Berman Loan Advisers Clo 40 Ltd., Series 2021-40A, Class A, ABS, (3 month USD LIBOR + 1.060%), 2.10%, 4/16/33 (b)(c)	1,010,000	986,989
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61 (b)	1,730,000	1,497,454
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1, ABS, 1.04%, 12/16/52 (b)	540,000	529,845
Newtek Small Business Loan Trust, Series 2018-1, Class A ( PRIME - 0.55%), 4.20%, 2/25/44 (1 month USD LIBOR + 1.70%)(b)(c)	330,799	327,180
Newtek Small Business Loan Trust, Series 2019-2, Class A ( PRIME + 0.75%), 5.50%, 2/25/44 (1 month USD LIBOR + 3.00%)(b)(c)	159,197	157,841
NextGear Floorplan Master Owner Trust, Series 2022-1, Class A, ABS, 2.80%, 3/15/27 (b)	1,320,000	1,272,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.210%), 3.31%, 6/20/34 (b)(c)	$2,000,000	$1,925,278
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53 (b)	510,000	487,125
NRZ Advance Receivables Trust, Series 2020-T3, Class AT3, ABS, 1.32%, 10/15/52 (b)	200,000	198,057
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 4.41%, 1/20/31 (b)(c)	1,620,000	1,537,131
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 2.30%, 10/13/31 (b)(c)	1,474,373	1,441,868
OCP CLO Ltd., Series 2015-9A, Class A1R2, (SOFR + 1.250%), 1.52%, 1/15/33 (b)(c)	1,000,000	960,439
Octagon Investment Partners, Ltd., Series 2017-1A, Class AR, ABS, (3 month USD LIBOR + 1.050%), 2.11%, 7/20/30 (b)(c)	875,000	860,407
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27 (b)	2,050,000	1,830,150
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (b)	900,000	878,656
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28 (b)	600,000	542,717
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32 (b)	174,701	174,202
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35 (b)	600,000	534,291
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 1.54%, 6/16/36 (b)(c)	600,000	567,196
Oportun Funding XIV LLC, Series 2021-A, Class A, ABS, 1.21%, 3/8/28 (b)	1,500,000	1,403,950
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31 (b)	1,290,000	1,208,669
Oscar US Funding XIII LLC, 0.86%, 9/10/25 (b)	1,500,000	1,426,612

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (b)	$417,780	$416,514
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28 (b)	587,727	582,367
Palmer Square CLO Ltd., Series 2015-1A, Class A1A4, ABS, (3 month USD LIBOR + 1.130%), 2.64%, 5/21/34 (b)(c)	1,500,000	1,455,352
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.300%), 3.82%, 11/25/28 (b)(c)	730,000	705,890
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD LIBOR + 0.530%), 2.15%, 5/25/70 (b)(c)	461,107	447,281
Progress Residential Trust, Series 2021-SFR8, Class D, ABS, 2.08%, 10/17/38 (b)	100,000	86,104
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A ( PRIME - 0.50%), 4.25%, 12/27/44 (b)(c)	260,051	249,716
Regatta VII Funding Ltd., Series 2016-4A, Class A1, ABS, (3 month USD LIBOR + 1.150%), 3.25%, 6/20/34 (b)(c)	1,500,000	1,453,518
Regatta VIII Funding Ltd., Series 2017-1A, Class A, ABS, (3 month USD LIBOR + 1.250%), 2.29%, 10/17/30 (b)(c)	1,000,000	982,345
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30 (b)	320,000	303,848
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31 (b)	1,870,000	1,724,899
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (b)	191,220	181,950
Renew, Series 2021-1, Class A, ABS, 2.06%, 11/20/56 (b)	774,496	685,936
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30 (b)	600,000	563,702
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45 (b)	740,000	715,806
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	5,693	5,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	$400,000	$396,939
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	300,000	295,685
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	300,000	290,486
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	600,000	562,785
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	400,000	384,873
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, ABS, 1.26%, 2/16/27	600,000	572,133
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, ABS, (3 month USD LIBOR + 1.320%), 2.38%, 10/20/32 (b)(c)	1,750,000	1,724,571
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46 (b)	158,786	151,156
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (b)	86,005	84,681
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (b)	177,869	171,661
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46 (b)	312,798	299,850
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 2.28%, 1/26/31 (3 month USD LIBOR + 1.07%)(b)(c)	250,000	244,904
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (b)	1,227,667	1,217,764
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (b)	1,003,714	932,998
STWD Ltd., Series 2019-FL1, Class B (SOFR30A +1.714%), 3.05%, 7/15/38 (b)(c)	470,000	456,674
STWD Ltd., Series 2019-FL1, Class C (SOFR30A +2.064%), 3.40%, 7/15/38 (b)(c)	280,000	269,427
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50 (b)	1,620,000	1,470,553
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (b)	230,039	224,558
Sunrun Demeter Issuer, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57 (b)	1,254,888	1,051,892
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, ABS, 4.75%, 7/30/57 (b)	1,000,000	950,718
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (b)	384,056	361,147
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (b)	1,040,758	1,028,632
TCW CLO Ltd., Series 2017-1A, Class A1RR, ABS, (3 month USD LIBOR + 1.180%), 2.42%, 10/29/34 (b)(c)	750,000	726,831

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22 (b)	$103,184	$103,137
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22 (b)	500,000	499,423
Tesla Auto Lease Trust, Series 2020-A, Class D, ABS, 2.33%, 2/20/24 (b)	800,000	781,516
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25 (b)	1,000,000	964,753
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25 (b)	1,200,000	1,137,103
TH Msrissuer Trust, Series 2019-FT1, Class A, 4.42%, 6/25/24 (1 month USD LIBOR + 2.80%)(b)(c)	450,000	438,311
TICP CLO IX Ltd., Series 2017-9A, Class A, 2.20%, 1/20/31 (3 month USD LIBOR + 1.14%)(b)(c)	1,000,000	983,110
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60 (b)	160,736	147,569
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (b)	300,000	279,032
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A2, ABS, 0.14%, 1/16/24	840,216	836,268
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 2.52%, 7/20/32 (3 month USD LIBOR + 1.46%)(b)(c)	500,000	489,768
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (b)	821,059	797,974
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31 (b)	760,181	720,870
Veros Auto Receivables Trust, Series 2022-1, Class A, ABS, 3.47%, 12/15/25 (b)	807,352	799,152
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (b)	232,535	221,394
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (b)	732,013	718,008
Wellfleet CLO Ltd., Series 2018-1A, Class A, 2.14%, 7/17/31 (3 month USD LIBOR + 1.10%)(b)(c)	1,000,000	978,210
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (b)	457,500	439,476
Westlake Automobile Receivables Trust, Series 2022-2, 4.85%, 9/15/27 (b)	1,350,000	1,344,897
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	398,009
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	99,013
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	92,324
Zais CLO 9 Ltd., Series 2018-2A, Class A, 2.26%, 7/20/31 (3 month USD LIBOR + 1.20%)(b)(c)	970,261	944,769
TOTAL ASSET-BACKED SECURITIES (Cost: $135,429,209)		129,080,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 14.1%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	$1,050,000	$1,018,193
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	444,596	369,582
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	115,012	110,086
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,529,310	2,204,033
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	49,687	43,431
Federal Home Loan Mortgage Corp., 2.00%, 3/1/52	2,162,459	1,884,439
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	74,781	73,613
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	317,449	288,365
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,686,563	2,420,604
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	396,723	359,068
Federal Home Loan Mortgage Corp., 2.50%, 12/1/51	997,507	898,448
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	1,724,562	1,557,896
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	181,698	181,264
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	256,000	246,891
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	524,720	502,123
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	216,869	206,183
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	735,363	696,233
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	268,840	254,024
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	67,048	62,625
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	376,812	351,920
Federal Home Loan Mortgage Corp., 3.00%, 1/1/52	1,471,739	1,382,560
Federal Home Loan Mortgage Corp., 3.00%, 4/1/52	78,682	73,541
Federal Home Loan Mortgage Corp., 3.00%, 5/1/52	1,988,263	1,854,531
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	65,650	64,659
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	320,457	315,208
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	142,866	140,524
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	199,698	196,430
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	130,984	128,192
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	158,632	155,099
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	143,409	140,350
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	504,053	490,261
Federal Home Loan Mortgage Corp., 3.50%, 6/1/52	2,487,772	2,395,437
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	97,230	98,431
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	3,886	3,907

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	$182,309	$184,547
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	76,363	76,747
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	765,189	767,059
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	41,250	41,382
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	2,032,798	2,037,375
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	29,321	30,356
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	231,632	236,184
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	50,811	51,518
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	53,253	54,212
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	116,279	117,921
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	135,652	138,577
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	123,251	129,870
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	935,104
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,336,172
Federal National Mortgage Association, 1.50%, 10/1/50	411,772	342,767
Federal National Mortgage Association, 1.50%, 12/1/50	1,873,130	1,558,685
Federal National Mortgage Association, 1.63%, 1/7/25	520,000	502,104
Federal National Mortgage Association, 2.00%, 12/1/40	530,224	474,099
Federal National Mortgage Association, 2.00%, 2/1/41	442,888	395,959
Federal National Mortgage Association, 2.00%, 5/1/41	884,293	790,627
Federal National Mortgage Association, 2.00%, 10/1/50	1,618,502	1,414,558
Federal National Mortgage Association, 2.00%, 11/1/50	409,876	357,402
Federal National Mortgage Association, 2.00%, 1/1/51	856,376	749,085
Federal National Mortgage Association, 2.00%, 1/1/51	422,994	368,827
Federal National Mortgage Association, 2.00%, 2/1/51	460,523	401,599
Federal National Mortgage Association, 2.00%, 4/1/51	2,027,050	1,761,992
Federal National Mortgage Association, 2.00%, 5/1/51	966,415	839,640
Federal National Mortgage Association, 2.00%, 2/1/52	1,021,690	890,659
Federal National Mortgage Association, 2.00%, 2/1/52	961,482	838,167
Federal National Mortgage Association, 2.00%, 3/1/52	945,214	821,300
Federal National Mortgage Association, 2.00%, 3/1/52	609,515	530,011
Federal National Mortgage Association, 2.00%, 6/1/52 (f)	1,080,000	937,852
Federal National Mortgage Association, 2.50%, 4/1/31	420,352	412,297
Federal National Mortgage Association, 2.50%, 7/1/37 (f)	2,280,000	2,177,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 2.50%, 5/1/43	$205,415	$187,073
Federal National Mortgage Association, 2.50%, 8/1/46	509,246	462,021
Federal National Mortgage Association, 2.50%, 9/1/46	42,265	38,342
Federal National Mortgage Association, 2.50%, 10/1/46	129,373	116,897
Federal National Mortgage Association, 2.50%, 8/1/50	641,116	578,187
Federal National Mortgage Association, 2.50%, 10/1/50	331,281	298,816
Federal National Mortgage Association, 2.50%, 2/1/51	246,533	224,573
Federal National Mortgage Association, 2.50%, 4/1/51	385,884	350,407
Federal National Mortgage Association, 2.50%, 4/1/51	1,652,355	1,489,155
Federal National Mortgage Association, 2.50%, 8/1/51	1,002,237	903,690
Federal National Mortgage Association, 2.50%, 1/1/52	352,118	318,030
Federal National Mortgage Association, 2.50%, 2/1/52	548,136	495,325
Federal National Mortgage Association, 2.50%, 2/1/52	1,558,713	1,407,521
Federal National Mortgage Association, 2.50%, 2/1/52	1,373,879	1,240,288
Federal National Mortgage Association, 2.50%, 2/1/52	585,702	528,664
Federal National Mortgage Association, 2.50%, 3/1/52	2,994,870	2,698,422
Federal National Mortgage Association, 2.50%, 3/1/52	832,939	752,304
Federal National Mortgage Association, 2.50%, 3/1/52	641,565	579,754
Federal National Mortgage Association, 2.50%, 4/1/52	242,440	218,743
Federal National Mortgage Association, 2.50%, 6/1/52 (f)	995,000	895,473
Federal National Mortgage Association, 2.50%, 6/1/52	499,999	450,285
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	990,735
Federal National Mortgage Association, 3.00%, 5/1/30	129,042	128,617
Federal National Mortgage Association, 3.00%, 5/1/32	406,913	403,317
Federal National Mortgage Association, 3.00%, 10/1/32	319,482	316,657
Federal National Mortgage Association, 3.00%, 7/1/37 (f)	980,000	957,466
Federal National Mortgage Association, 3.00%, 5/1/40	233,002	221,928
Federal National Mortgage Association, 3.00%, 5/1/43	369,951	353,518
Federal National Mortgage Association, 3.00%, 9/1/46	126,327	119,623
Federal National Mortgage Association, 3.00%, 11/1/46	191,664	181,407
Federal National Mortgage Association, 3.00%, 11/1/46	222,847	210,954

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.00%, 1/1/47	$222,994	$211,040
Federal National Mortgage Association, 3.00%, 2/1/47	1,135,111	1,084,765
Federal National Mortgage Association, 3.00%, 2/25/47	365,594	349,514
Federal National Mortgage Association, 3.00%, 12/1/49	358,347	334,017
Federal National Mortgage Association, 3.00%, 2/1/50	892,410	833,791
Federal National Mortgage Association, 3.00%, 7/1/50	4,551,790	4,280,035
Federal National Mortgage Association, 3.00%, 9/1/51	347,870	327,654
Federal National Mortgage Association, 3.00%, 3/1/52	493,877	461,746
Federal National Mortgage Association, 3.00%, 4/1/52	493,457	460,970
Federal National Mortgage Association, 3.00%, 4/1/52	89,692	83,858
Federal National Mortgage Association, 3.00%, 4/1/52	692,157	647,446
Federal National Mortgage Association, 3.00%, 4/1/52	113,802	106,332
Federal National Mortgage Association, 3.00%, 4/1/52	1,111,482	1,039,959
Federal National Mortgage Association, 3.00%, 4/1/52	521,422	487,740
Federal National Mortgage Association, 3.00%, 5/1/52	997,734	931,119
Federal National Mortgage Association, 3.50%, 12/1/30	32,451	32,486
Federal National Mortgage Association, 3.50%, 1/1/35	121,620	121,277
Federal National Mortgage Association, 3.50%, 7/1/37 (f)	350,000	347,809
Federal National Mortgage Association, 3.50%, 5/1/40	79,279	77,521
Federal National Mortgage Association, 3.50%, 1/1/41	197,274	194,117
Federal National Mortgage Association, 3.50%, 8/1/42	163,429	160,606
Federal National Mortgage Association, 3.50%, 11/1/42	235,374	231,305
Federal National Mortgage Association, 3.50%, 8/1/43	109,012	107,123
Federal National Mortgage Association, 3.50%, 1/1/45	12,569	12,381
Federal National Mortgage Association, 3.50%, 12/1/45	173,999	170,148
Federal National Mortgage Association, 3.50%, 12/1/45	260,512	254,652
Federal National Mortgage Association, 3.50%, 8/1/46	194,477	190,160
Federal National Mortgage Association, 3.50%, 12/1/46	106,784	104,942
Federal National Mortgage Association, 3.50%, 12/1/46	90,214	88,471
Federal National Mortgage Association, 3.50%, 1/1/47	103,894	101,596
Federal National Mortgage Association, 3.50%, 4/1/47	313,401	307,719
Federal National Mortgage Association, 3.50%, 9/1/47	142,595	139,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.50%, 11/1/47	$5,310	$5,218
Federal National Mortgage Association, 3.50%, 11/1/47	44,206	43,228
Federal National Mortgage Association, 3.50%, 6/1/48	170,034	166,287
Federal National Mortgage Association, 3.50%, 6/1/48	158,017	154,347
Federal National Mortgage Association, 3.50%, 11/1/48	221,198	216,347
Federal National Mortgage Association, 3.50%, 3/1/49	188,037	183,233
Federal National Mortgage Association, 3.50%, 6/1/49	77,183	75,489
Federal National Mortgage Association, 3.50%, 4/1/50	1,195,565	1,156,874
Federal National Mortgage Association, 3.50%, 2/1/52	1,017,709	986,553
Federal National Mortgage Association, 3.50%, 3/1/52	1,628,360	1,567,925
Federal National Mortgage Association, 3.50%, 5/1/52	528,263	509,088
Federal National Mortgage Association, 3.50%, 6/1/52	1,499,851	1,444,185
Federal National Mortgage Association, 3.50%, 7/1/52 (f)	270,000	259,643
Federal National Mortgage Association, 4.00%, 9/1/40	140,660	142,262
Federal National Mortgage Association, 4.00%, 3/1/41	274,550	277,671
Federal National Mortgage Association, 4.00%, 9/1/42	28,735	28,866
Federal National Mortgage Association, 4.00%, 1/1/44	8,392	8,473
Federal National Mortgage Association, 4.00%, 1/1/45	11,108	11,158
Federal National Mortgage Association, 4.00%, 12/1/45	10,318	10,391
Federal National Mortgage Association, 4.00%, 12/1/45	273,986	275,374
Federal National Mortgage Association, 4.00%, 7/1/46	245,012	245,615
Federal National Mortgage Association, 4.00%, 3/1/47	130,853	129,921
Federal National Mortgage Association, 4.00%, 9/1/47	168,848	169,209
Federal National Mortgage Association, 4.00%, 10/1/47	83,006	83,059
Federal National Mortgage Association, 4.00%, 12/1/47	52,439	52,556
Federal National Mortgage Association, 4.00%, 12/1/47	105,592	106,042
Federal National Mortgage Association, 4.00%, 1/1/48	222,447	222,980
Federal National Mortgage Association, 4.00%, 4/1/48	77,471	77,532
Federal National Mortgage Association, 4.00%, 3/1/49	1,379,880	1,381,081
Federal National Mortgage Association, 4.00%, 4/1/52	493,886	493,121
Federal National Mortgage Association, 4.00%, 5/1/52	1,681,232	1,659,829
Federal National Mortgage Association, 4.00%, 6/1/52	39,860	39,352

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 4.00%, 7/1/52 (f)	$1,700,000	$1,676,326
Federal National Mortgage Association, 4.50%, 9/1/40	141,331	145,481
Federal National Mortgage Association, 4.50%, 2/1/41	285,218	294,389
Federal National Mortgage Association, 4.50%, 9/1/42	2,513	2,580
Federal National Mortgage Association, 4.50%, 12/1/43	14,292	14,675
Federal National Mortgage Association, 4.50%, 7/1/46	101,938	104,161
Federal National Mortgage Association, 4.50%, 11/1/47	42,841	43,756
Federal National Mortgage Association, 4.50%, 1/1/48	126,496	129,090
Federal National Mortgage Association, 4.50%, 2/1/48	21,875	22,324
Federal National Mortgage Association, 4.50%, 3/1/48	78,010	79,163
Federal National Mortgage Association, 4.50%, 3/1/48	90,162	92,010
Federal National Mortgage Association, 4.50%, 5/1/48	95,028	97,030
Federal National Mortgage Association, 4.50%, 5/1/48	70,329	71,832
Federal National Mortgage Association, 4.50%, 7/1/52 (f)	1,150,000	1,154,357
Federal National Mortgage Association, 5.00%, 9/1/40	111,292	117,132
Federal National Mortgage Association, 5.00%, 2/1/41	84,455	88,904
Federal National Mortgage Association, 5.00%, 7/1/44	212,382	225,706
Federal National Mortgage Association, 5.00%, 5/1/48	49,026	50,674
Federal National Mortgage Association, 5.00%, 8/1/48	19,864	20,737
Federal National Mortgage Association, 5.00%, 7/1/52 (f)	1,295,000	1,321,709
Federal National Mortgage Association, 5.50%, 2/1/42	46,304	49,506
Government National Mortgage Association, 2.00%, 3/20/51	414,676	369,084
Government National Mortgage Association, 2.00%, 7/20/51	501,729	447,993
Government National Mortgage Association, 2.00%, 10/20/51	210,967	187,726
Government National Mortgage Association, 2.00%, 7/1/52 (f)	500,000	443,945
Government National Mortgage Association, 2.50%, 12/20/46	90,427	82,939
Government National Mortgage Association, 2.50%, 10/20/50	1,446,108	1,308,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 2.50%, 8/20/51	$369,444	$338,776
Government National Mortgage Association, 2.50%, 11/20/51	479,903	440,871
Government National Mortgage Association, 2.50%, 5/20/52	1,793,429	1,643,426
Government National Mortgage Association, 2.50%, 7/1/52 (f)	715,000	654,225
Government National Mortgage Association, 3.00%, 12/20/42	200,362	192,171
Government National Mortgage Association, 3.00%, 12/20/45	61,927	59,400
Government National Mortgage Association, 3.00%, 9/20/46	91,831	88,092
Government National Mortgage Association, 3.00%, 10/20/46	191,135	183,328
Government National Mortgage Association, 3.00%, 2/20/47	221,363	212,340
Government National Mortgage Association, 3.00%, 4/20/47	149,898	143,792
Government National Mortgage Association, 3.00%, 12/20/47	67,555	64,337
Government National Mortgage Association, 3.00%, 1/20/48	140,420	133,732
Government National Mortgage Association, 3.00%, 9/20/49	110,205	104,442
Government National Mortgage Association, 3.00%, 12/20/49	218,156	206,606
Government National Mortgage Association, 3.00%, 1/20/50	504,235	477,534
Government National Mortgage Association, 3.00%, 4/15/50	202,435	191,206
Government National Mortgage Association, 3.00%, 8/20/50	303,914	285,832
Government National Mortgage Association, 3.00%, 8/20/50	458,807	431,348
Government National Mortgage Association, 3.00%, 8/20/50	232,230	218,237
Government National Mortgage Association, 3.00%, 10/20/50	155,365	146,147
Government National Mortgage Association, 3.00%, 10/20/50	283,454	266,256

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 3.00%, 7/20/51	$278,500	$261,821
Government National Mortgage Association, 3.00%, 12/20/51	533,922	504,203
Government National Mortgage Association, 3.00%, 4/20/52	998,374	942,513
Government National Mortgage Association, 3.00%, 5/20/52	3,787,923	3,575,667
Government National Mortgage Association, 3.50%, 2/20/42	165,255	163,621
Government National Mortgage Association, 3.50%, 7/20/42	242,581	240,831
Government National Mortgage Association, 3.50%, 11/20/42	109,770	107,789
Government National Mortgage Association, 3.50%, 8/20/45	42,933	42,423
Government National Mortgage Association, 3.50%, 9/20/45	42,890	42,375
Government National Mortgage Association, 3.50%, 4/20/46	61,594	60,726
Government National Mortgage Association, 3.50%, 12/20/46	347,585	342,630
Government National Mortgage Association, 3.50%, 11/20/47	116,775	114,818
Government National Mortgage Association, 3.50%, 1/20/48	120,853	118,796
Government National Mortgage Association, 3.50%, 11/20/48	485,299	475,756
Government National Mortgage Association, 3.50%, 8/20/50	167,257	165,098
Government National Mortgage Association, 3.50%, 8/20/50	151,376	149,290
Government National Mortgage Association, 3.50%, 8/20/50	209,771	205,467
Government National Mortgage Association, 3.50%, 10/20/50	72,296	70,940
Government National Mortgage Association, 4.00%, 11/20/40	82,237	83,606
Government National Mortgage Association, 4.00%, 2/20/46	171,319	172,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 4.00%, 3/20/46	$65,649	$65,615
Government National Mortgage Association, 4.00%, 5/20/47	94,552	95,143
Government National Mortgage Association, 4.00%, 8/20/47	48,652	49,018
Government National Mortgage Association, 4.00%, 9/20/47	740,090	745,653
Government National Mortgage Association, 4.50%, 9/20/39	86,374	90,292
Government National Mortgage Association, 4.50%, 7/20/41	48,691	50,901
Government National Mortgage Association, 4.50%, 2/20/47	30,110	31,322
Government National Mortgage Association, 4.50%, 8/20/47	47,016	48,785
Government National Mortgage Association, 4.50%, 1/20/48	152,540	157,101
Government National Mortgage Association, 4.50%, 3/20/48	29,673	30,595
Government National Mortgage Association, 4.50%, 7/20/48	60,240	61,618
Government National Mortgage Association, 4.50%, 6/20/49	168,276	171,404
Government National Mortgage Association, 5.00%, 7/20/45	124,432	131,481
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	123,302
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	971,886
United States International Development Finance Corp., 3.43%, 6/1/33	996,970	990,343
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	915,941
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	839,731	766,909
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $124,358,293)		116,914,988

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 11.8%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25 (b)(c)	$838,466	$792,863
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 3.57%, 4/15/34 (b)(c)	1,000,000	953,401
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66 (b)(c)	100,000	79,295
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 2.17%, 9/15/34 (1 month USD LIBOR + 0.85%)(b)(c)	400,000	389,942
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	571,103
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	452,590
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	989,068
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	413,172
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 3.22%, 7/25/29 (1 month USD LIBOR + 1.60%)(b)(c)	61,271	61,021
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 2.13%, 6/25/31 (b)(c)	535,618	526,251
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.000%), 1.93%, 9/25/31 (b)(c)	300,000	296,098
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 2.68%, 3/25/31 (b)(c)	216,588	215,545
Bellemeade Re Ltd., Series 2022-1, Class M1A, CMO, (SOFR30A + 1.750%), 2.68%, 1/26/32 (b)(c)	760,000	753,763
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	497,312
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62 (b)(c)	250,000	207,063
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	800,158
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	1,010,421
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,093,061
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	413,952
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48 (b)	1,500,000	1,434,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	$550,000	$487,617
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	517,089
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,050,062
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	692,922
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	2,549,785
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	1,028,160
BMO 2022-C1 Mortgage Trust, Series 2022-C1, Class 360B, 4.07%, 2/15/42 (b)(c)	1,000,000	871,519
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, (1 month USD LIBOR + 1.197%), 2.52%, 10/15/38 (b)(c)	933,462	879,552
BX Commercial Mortgage Trust, Series 2022-AHP, Class C (SOFR30A +2.090%), 3.37%, 1/17/39 (b)(c)	1,000,000	959,075
BXMT Ltd., Series 2020-FL2, Class A, (SOFR30 + 1.014%), 2.49%, 2/15/38 (b)(c)	840,000	823,457
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	717,806
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	465,463
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	798,060
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (b)	250,000	218,298
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/39 (b)(c)	488,000	383,683
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 3.07%, 7/15/30 (1 month USD LIBOR + 1.75%)(b)(c)	1,300,000	1,299,218
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	93,125	91,317

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31 (b)(c)	$1,000,000	$974,611
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	106,315
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	729,996
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	280,000	253,004
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.43%, 8/10/46 (b)(c)	500,000	456,172
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.77%, 2/10/49 (c)	500,000	489,060
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/39 (b)	1,000,000	916,603
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, CMO, (SOFR30A + 1.550%), 2.48%, 10/25/41 (b)(c)	30,000	27,826
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, CMO, (SOFR30A + 1.900%), 2.83%, 12/25/41 (b)(c)	630,000	567,542
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, , (SOFR30A + 3.750%), 4.43%, 3/25/42 (b)(c)	325,000	309,188
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, (SOFR30A + 3.100%), 4.03%, 3/25/42 (b)(c)	290,000	271,176
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, CMO, (SOFR30A + 3.000%), 3.93%, 4/25/42 (b)(c)	120,000	114,054
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M2, CMO, (SOFR30A + 3.850%), 4.80%, 5/25/42 (b)(c)	625,000	607,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M2, CMO, (SOFR30a + 4.650%), 5.58%, 6/25/42 (b)(c)	$275,000	$275,000
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	115,952	112,593
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	683,915
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,250,000	1,099,127
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (b)(c)	139,408	135,284
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59 (b)(c)	145,648	140,263
Eagle RE Ltd., Series 2021-1, Class M1A, CMO, (SOFR30A + 1.700%), 2.63%, 10/25/33 (b)(c)	309,281	309,118
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 2.48%, 4/25/34 (b)(c)	1,350,000	1,337,748
Federal Home Loan Mortgage Corp, Series 2021-3, Class 3JI, 2.50%, 2/25/51 (g)	835,268	112,550
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 5.22%, 7/25/50 (b)(c)	17,753	17,742
Federal Home Loan Mortgage Corp., Series 2021-DNA2, Class M2, CMO, (SOFR30A + 2.300%), 3.23%, 8/25/33 (b)(c)	50,000	47,265
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 3.03%, 10/25/33 (b)(c)	639,000	590,906
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A +1.650%), 2.58%, 1/25/34 (b)(c)	255,099	245,970
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A +0.850%), 1.78%, 9/25/41 (b)(c)	1,516,781	1,464,638
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	945,991	851,131

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, CMO, REMIC, (SOFR30A + 1.000%), 1.93%, 1/25/42 (b)(c)	$400,000	$385,938
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, CMO, REMIC, (SOFR30A + 2.900%), 3.83%, 4/25/42 (b)(c)	290,000	272,608
Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1B, CMO, REMIC, (SOFR30A + 3.350%), 4.28%, 5/25/42 (b)(c)	805,000	765,309
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M1B, CMO, REMIC, (SOFR30A + 3.500%), 4.43%, 3/25/42 (b)(c)	60,000	57,296
Federal Home Loan Mortgage Corp., Series 2022-P013, Class A2, 2.85%, 2/25/32 (c)	1,000,000	932,618
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	749,926	738,096
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,127,193	1,081,574
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 7.72%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	83,543	83,332
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50 (g)	489,766	57,737
Federal National Mortgage Association, 3.15%, 10/15/36	997,513	936,580
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 4.22%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	52,581	52,380
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.48%, 7/25/28 (c)	55,084	55,293
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.41%, 6/25/28 (c)	454,766	450,182
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	856,031	804,698
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50 (g)	378,713	53,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50 (g)	$624,749	$90,420
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51 (g)	242,588	34,768
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.29%, 1/25/31 (c)	1,000,000	826,000
Flagstar Mortgage Trust, Series 2021-10IN, Class A1, CMO, 3.00%, 10/25/51 (b)(c)	185,207	164,524
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51 (b)(c)	220,805	184,384
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, CMO, REMIC (SOFR30a + 4.500%), 5.28%, 6/25/42 (b)(c)	670,000	673,560
GMSC, Series 2021-IP, Class B, (1 month USD LIBOR + 1.150%), 2.47%, 10/15/36 (b)(c)	1,720,000	1,622,557
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	167,884	163,423
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	176,744	179,140
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46 (g)	42,808	5,811
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 2.31%, 11/21/35 (b)(c)	296,924	290,245
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (c)	800,000	803,164
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,080,543	1,048,780
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 4.08%, 11/10/49 (c)	500,000	443,277
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	930,434
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	989,965
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,204,842

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	$1,100,000	$902,429
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,192,391
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50 (b)(c)	21,211	19,551
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51 (b)(c)	88,589	74,111
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A36, CMO, 3.00%, 9/25/52 (b)(c)	98,558	86,309
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52 (b)(c)	210,048	175,367
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A8, CMO, 2.50%, 3/25/52 (b)(c)	145,823	132,839
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51 (b)(c)	82,015	68,646
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51 (b)(c)	256,198	213,867
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52 (b)(c)	408,906	341,563
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52 (b)(c)	197,840	165,604
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A36, CMO, 3.00%, 10/25/52 (b)(c)	280,000	243,655
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 2.23%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	31,672	29,509
Home RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.250%), 2.18%, 1/25/34 (b)(c)	232,056	230,248
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34 (b)(c)	900,000	669,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	$1,071,000	$1,020,987
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 2.32%, 9/15/29 (1 month USD LIBOR + 1.00%)(b)(c)	344,251	339,044
JP Morgan Mortgage Trust, Series 2015-HB10, Class C10, 2.50%, 5/25/52 (b)(c)	120,900	100,947
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (b)(c)	7,379	6,960
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.05%, 10/26/48 (b)(c)	47,497	46,592
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (b)(c)	32,195	29,756
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.37%, 4/25/46 (1 month USD LIBOR + 0.75%)(b)(c)	22,841	22,468
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (b)(c)	1,965	1,920
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (b)(c)	1,652	1,613
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (b)(c)	5,530	5,427
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 2.57%, 10/25/49 (1 month USD LIBOR + 0.950%)(b)(c)	17,464	17,246
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.85%, 6/25/50 (b)(c)	33,248	29,914
JP Morgan Mortgage Trust, Series 2020-10, Class A15, 2.50%, 12/25/51 (b)(c)	90,910	76,078
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52 (b)(c)	192,717	161,169
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52 (b)(c)	400,108	334,074
JP Morgan Mortgage Trust, Series 2021-6, Class A15, CMO, 2.50%, 10/25/51 (b)(c)	188,630	157,886
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51 (b)(c)	167,186	139,936
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51 (b)(c)	122,764	102,775

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2022-2, Class A25, 3.00%, 8/25/52 (b)(c)	$97,018	$85,955
JP Morgan Mortgage Trust, Series 2022-3, Class A25, 3.00%, 8/25/52 (b)(c)	435,437	383,454
JP Morgan Mortgage Trust, Series 2022-4, Class A17A, CMO, 3.00%, 10/25/52 (b)(c)	295,002	257,631
JP Morgan Mortgage Trust, Series 2022-6, Class A17A, CMO, 3.00%, 11/25/52 (b)(c)	246,794	213,988
JP Morgan Mortgage Trust, Series 2022-7, 3.00%, 12/25/52 (b)(c)	140,000	120,788
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A1, 3.25%, 7/25/52 (b)(c)	143,258	126,104
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A6, CMO, 3.50%, 9/25/52 (b)(c)	297,918	272,351
JP Morgan Trust, Series 2015-1, Class B1, CMO, 2.17%, 12/25/44 (b)(c)	96,878	95,733
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.03%, 11/15/47 (b)(c)	470,000	306,863
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	263,871	259,395
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	79,344	77,688
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,069,194	1,031,291
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	973,225
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (b)	1,000,000	879,375
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%, 9/10/39 (b)(c)	500,000	427,581
MBRT, Series 2019-MBR, Class A, 2.42%, 11/15/36 (1 month USD LIBOR + 0.85%)(b)(c)	420,000	408,389
Mello Warehouse Securitization Trust, Series 2021-1, Class A, CMO, (1 month USD LIBOR + 0.700%), 1.37%, 2/25/55 (b)(c)	500,000	491,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MFA 2021-RPL1 Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60 (b)(c)	$606,296	$558,259
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.06%, 11/15/46 (c)	375,000	360,700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	166,820	161,893
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,229	226,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49 (b)	400,000	316,323
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	601,865
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 2.97%, 5/15/36 (1 month USD LIBOR + 1.40%)(b)(c)	876,787	845,599
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	919,372
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.51%, 4/5/42 (b)(c)	1,000,000	837,112
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51 (b)(c)	161,831	135,498
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51 (b)(c)	139,763	127,148
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51 (b)(c)	149,348	125,082
Mortgage Repurchase Agreement Financing Trust, Series 2021-S1, Class A1, CMO, (1 month USD LIBOR + 0.500%), 1.70%, 9/10/22 (b)(c)	900,000	899,944
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (b)	71,336	68,785
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C (SOFR30A +2.394%), 3.67%, 3/15/39 (b)(c)	1,090,000	1,049,177

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (1 month USD LIBOR + 2.750%), 4.07%, 7/15/36 (b)(c)	$1,000,000	$971,079
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 5.57%, 7/15/36 (1 month USD LIBOR + 4.25%)(b)(c)	750,000	708,762
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.37%, 1/25/48 (1 month USD LIBOR + 0.75%)(b)(c)	55,152	53,996
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59 (b)(c)	100,000	91,166
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.600%), 2.53%, 4/25/34 (b)(c)	900,000	883,324
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 2.27%, 6/25/57 (b)(c)	17,058	16,692
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51 (b)(c)	271,981	226,935
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (b)	350,000	302,420
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/32 (b)	1,000,000	981,527
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32 (b)	1,000,000	968,960
PFP Ltd., Series 2021-8, Class A, (1 month USD LIBOR + 1.000%), 2.51%, 8/9/37 (b)(c)	1,620,000	1,543,654
PMT Credit Risk Transfer Trust, Series 2020-2R, Class A, CMO, (1 month USD LIBOR + 3.815%), 5.47%, 12/25/22 (b)(c)	127,017	123,009
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 4.52%, 2/27/24 (b)(c)	540,948	527,458
RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50%, 9/25/51 (b)(c)	338,430	283,676
RCKT Mortgage Trust, Series 2022-2, Class A22, 2.50%, 2/25/52 (b)(c)	437,685	364,618
RCKT Mortgage Trust, Series 2022-3, Class A21, CMO, 3.00%, 5/25/52 (b)(c)	158,978	137,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Series 2022-4, 3.50%, 6/25/52 (b)(c)	$250,000	$223,164
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 2.17%, 2/7/52 (b)(c)	166,507	166,188
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	276,341	273,358
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (b)(c)	11,132	10,336
Sequoia Mortgage Trust, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47 (b)(c)	11,531	10,899
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50 (b)(c)	56,184	49,375
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51 (b)(c)	92,663	77,448
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (b)	960,000	814,295
STWD Mortgage Trust, Series 2021-LIH, Class AS, (1 month USD LIBOR + 1.257%), 2.58%, 11/15/36 (b)(c)	1,000,000	955,439
STWD Mortgage Trust, Series 2021-LIH, Class C, (1 month USD LIBOR + 1.955%), 3.28%, 11/15/36 (b)(c)	1,075,000	1,019,377
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68 (b)(c)	544,528	528,472
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 12/25/61 (b)(c)	859,860	839,618
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	570,755
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	142,297
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	289,996
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,074,159
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	499,209
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (b)	41,197	41,142
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.21%, 3/10/46 (b)(c)	225,000	171,000
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59 (b)(c)	100,000	99,207
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66 (b)(c)	129,184	114,254
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35 (b)	600,000	570,188
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	139,851

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	$950,000	$891,548
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 3.06%, 2/15/37 (1 month USD LIBOR +1.740%)(b)(c)	1,295,000	1,243,733
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 month USD LIBOR + 1.150%), 2.47%, 2/15/40 (b)(c)	1,999,848	1,925,221
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (b)(c)	2,612	2,571
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51 (b)(c)	330,717	276,287
Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A18, CMO, 2.50%, 12/25/51 (b)(c)	104,145	86,916
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.28%, 5/15/45 (b)(c)	225,000	214,824
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 5.03%, 12/15/46 (c)	350,000	329,721
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $106,068,321)		98,034,138
FOREIGN CORPORATE BONDS - 6.2%
BASIC MATERIALS - 0.5%
AngloGold Ashanti Holdings PLC, 3.38%, 11/1/28	200,000	169,326
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50 (b)	700,000	572,250
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32 (b)	500,000	450,000
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23 (b)	400,000	405,000
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23 (a)	225,000	227,812
LG Chem Ltd., 3.25%, 10/15/24 (b)	660,000	651,908
NOVA Chemicals Corp., 4.88%, 6/1/24 (b)	200,000	190,099
South32 Treasury Ltd., 4.35%, 4/14/32 (b)	161,000	150,284
Suzano Austria GmbH, 3.13%, 1/15/32	53,000	39,901
Suzano Austria GmbH, 3.75%, 1/15/31	68,000	54,910
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	919,782
Total Basic Materials		3,831,272
COMMUNICATIONS - 0.0% (h)
NTT Finance Corp., 1.16%, 4/3/26 (b)	203,000	182,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Telefonica Emisiones S.A., 4.90%, 3/6/48	$150,000	$127,892
Vodafone Group PLC, 5.25%, 5/30/48	43,000	40,909
Total Communications		351,150
CONSUMER, CYCLICAL - 0.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28 (b)	150,000	130,188
Falabella S.A., 4.38%, 1/27/25 (b)	400,000	397,704
Hyundai Capital Services, Inc., 1.25%, 2/8/26 (b)	1,050,000	944,341
Total Consumer, Cyclical		1,472,233
CONSUMER, NON-CYCLICAL - 0.4%
BAT International Finance PLC, 4.45%, 3/16/28	740,000	700,527
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27 (b)	1,200,000	1,064,764
CSL Finance PLC, 4.75%, 4/27/52 (b)	33,000	31,527
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (b)	24,000	24,144
Royalty Pharma PLC, 2.15%, 9/2/31	104,000	81,149
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	91,000	87,403
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	292,000	226,944
Triton Container International Ltd., 1.15%, 6/7/24 (b)	1,000,000	936,184
Triton Container International Ltd., 3.15%, 6/15/31 (b)	408,000	329,773
Triton Container International Ltd./TAL International Container Corp., 3.25%, 3/15/32	46,000	37,446
Total Consumer, Non-cyclical		3,519,861
ENERGY - 1.1%
Aker BP ASA, 2.88%, 1/15/26 (b)	1,000,000	945,327
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (b)	475,000	448,162
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30 (c)(e)	49,000	42,662

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
ENERGY (continued)
Cenovus Energy, Inc., 2.65%, 1/15/32	$500,000	$413,501
Cenovus Energy, Inc., 3.75%, 2/15/52	1,265,000	960,956
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27 (b)	961,594	758,659
EIG Pearl Holdings Sarl, 3.55%, 8/31/36 (b)	350,000	298,375
Equinor ASA, 3.25%, 11/18/49	1,000,000	792,902
Lundin Energy Finance B.V., 3.10%, 7/15/31 (b)	200,000	165,456
Noble Finance Co., PIK, 11.00%, 2/15/28 (i)	7,489	8,126
Noble Finance Co., PIK, 11.00%, 2/15/28 (b)(i)	1,034	1,122
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	31,725
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	227,023
Qatar Petroleum, 1.38%, 9/12/26 (b)	400,000	359,747
Santos Finance Ltd., 3.65%, 4/29/31 (b)	1,164,000	987,300
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49 (b)	200,000	159,576
Suncor Energy, Inc., 5.95%, 5/15/35	44,000	45,647
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49 (b)	1,000,000	827,068
Total Capital International S.A., 3.13%, 5/29/50	375,000	286,650
UEP Penonome II S.A., 6.50%, 10/1/38 (b)	967,595	901,073
Total Energy		8,661,057
FINANCIAL - 3.0%
ABN AMRO Bank N.V., (1 year CMT + 1.100%), 2.47%, 12/13/29 (b)(c)	1,000,000	852,316
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	150,000	130,614
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	1,000,000	842,319
Athene Holding Ltd., 3.45%, 5/15/52	23,000	15,792
Banco Santander S.A., 2.71%, 6/27/24	200,000	194,077
Banco Santander S.A., 3.89%, 5/24/24	200,000	198,952
Bank Hapoalim BM, (5 year CMT + 2.155%), 3.26%, 1/21/32 (a)(b)(c)	2,000,000	1,710,000
Bank of Montreal, 1.50%, 1/10/25	85,000	80,216
Bank of Montreal, 3.70%, 6/7/25	87,000	86,230
Bank of Nova Scotia (The), 2.95%, 3/11/27	58,000	54,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Bank of Nova Scotia (The), (5 year CMT + 2.050%), 4.59%, 5/4/37 (c)	$116,000	$106,646
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (b)	490,000	490,209
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35 (c)	200,000	164,890
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(b)(c)	730,000	644,921
BNP Paribas S.A., (SOFR + 0.912%), 1.68%, 6/30/27 (b)(c)	440,000	387,787
BNP Paribas S.A., (SOFR + 1.387%), 2.87%, 4/19/32 (b)(c)	406,000	335,646
BPCE S.A., (SOFR + 1.730%), 3.12%, 10/19/32 (b)(c)	1,275,000	1,027,323
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	58,000	52,316
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	46,000	44,095
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	160,000	156,916
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26 (b)(c)	261,000	232,573
Credit Agricole S.A., 1.25%, 1/26/27 (SOFR + 0.892%)(b)(c)	250,000	220,076
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(b)(c)	250,000	229,910
Credit Suisse Group AG, (SOFR + 1.730%), 3.09%, 5/14/32 (b)(c)	285,000	226,801
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(b)(c)	201,000	191,546
Deutsche Bank AG, (SOFR + 1.219%), 2.31%, 11/16/27 (c)	330,000	284,784
Deutsche Bank AG, (SOFR + 1.219%), 2.44%, 11/16/27 (c)	240,000	219,479
Enstar Group Ltd., 3.10%, 9/1/31	18,000	14,355
Enstar Group Ltd., 4.95%, 6/1/29	176,000	168,390
Federation of Caisses Desjardins du Quebec, 1.20%, 10/14/26 (b)	1,000,000	903,440
HSBC Holdings PLC, (SOFR + 1.100%), 2.25%, 11/22/27 (c)	200,000	178,193

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
HSBC Holdings PLC, (SOFR + 1.510%), 4.18%, 12/9/25 (c)	$200,000	$196,822
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26 (b)(c)	1,280,000	1,162,721
ING Groep N.V., (SOFR + 1.830%), 4.02%, 3/28/28 (c)	1,000,000	952,407
ING Groep N.V., (SOFR + 2.070%), 4.25%, 3/28/33 (c)	1,250,000	1,166,862
Intesa Sanpaolo SpA, (1 year CMT + 2.750%), 4.95%, 6/1/42 (b)(c)	700,000	472,947
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (b)	600,000	534,688
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	281,000	269,200
National Bank of Canada, (1 year CMT + 0.400%), 0.55%, 11/15/24 (c)	250,000	238,339
Natwest Group PLC, 5.08%, 1/27/30 (5.77% fixed rate until 7/24/37; 1.905% + 3 month USD LIBOR thereafter)(c)	210,000	205,533
NatWest Markets PLC, 3.63%, 9/29/22 (b)	450,000	450,504
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (b)	500,000	484,891
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	159,513
Societe Generale S.A., 3.88%, 3/28/24 (b)	350,000	346,464
Societe Generale S.A., (1 year CMT + 1.000%), 1.79%, 6/9/27 (b)(c)	915,000	798,109
Societe Generale S.A., (1 year CMT + 1.300%), 2.89%, 6/9/32 (b)(c)	950,000	758,581
State Bank of India, 4.38%, 1/24/24 (b)	205,000	206,064
Swedbank AB, 1.54%, 11/16/26 (b)	213,000	192,211
Swiss Re Finance Luxembourg S.A., (5 year CMT + 3.582%), 5.00%, 4/2/49 (b)(c)	1,000,000	946,250
Toronto-Dominion Bank, 3.77%, 6/6/25	117,000	116,336
Toronto-Dominion Bank (The), 1.25%, 12/13/24	59,000	55,672
UBS Group AG, (1 year CMT + 0.850%), 1.49%, 8/10/27 (b)(c)	1,075,000	940,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(b)(c)	$200,000	$176,067
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26 (b)(c)	1,000,000	894,548
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 2.63%, 6/26/24 (c)	444,436	443,119
WLB Asset II B Pte Ltd., 3.95%, 12/10/24 (b)	1,000,000	955,000
WLB Asset II C Pte Ltd., 3.90%, 12/23/25 (b)	1,000,000	955,720
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (b)	250,000	245,000
Total Financial		24,769,654
INDUSTRIAL - 0.2%
Canadian Pacific Railway Co., 1.35%, 12/2/24	96,000	90,308
Canadian Pacific Railway Co., 3.00%, 12/2/41	19,000	14,862
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	133,515
Embraer Overseas Ltd., 5.70%, 9/16/23 (b)	135,000	136,519
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,050,000	853,706
Masonite International Corp., 3.50%, 2/15/30 (b)	125,000	99,496
Mexico City Airport Trust, 3.88%, 4/30/28 (b)	200,000	171,750
Mexico City Airport Trust, 5.50%, 7/31/47 (b)	200,000	137,100
nVent Finance Sarl, 2.75%, 11/15/31	178,000	144,680
Waste Connections, Inc., 2.20%, 1/15/32	93,000	75,854
Total Industrial		1,857,790
TECHNOLOGY - 0.1%
SK Hynix, Inc., 2.38%, 1/19/31 (b)	1,075,000	846,661
TSMC Global Ltd., 0.75%, 9/28/25 (b)	200,000	182,236
Total Technology		1,028,897
UTILITIES - 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28 (b)	200,000	177,750
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79 (b)(c)	1,000,000	883,745
Alfa Desarrollo SpA, 4.55%, 9/27/51 (b)	199,461	143,113
Comision Federal de Electricidad, 4.69%, 5/15/29 (b)	400,000	357,476
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (b)	430,000	385,332
Constellation Renewables LLC, (1 month USD LIBOR), 0.00%, 12/15/27 (c)	922,474	887,420
Engie Energia Chile S.A., 3.40%, 1/28/30 (b)	209,000	177,389
India Cleantech Energy, 4.70%, 8/10/26 (b)	876,150	707,929

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
UTILITIES (continued)
Korea East-West Power Co., Ltd., 3.60%, 5/6/25 (b)	$1,250,000	$1,236,834
Sociedad de Transmision Austral S.A., 4.00%, 1/27/32 (b)	1,000,000	776,760
Total Utilities		5,733,748
TOTAL FOREIGN CORPORATE BONDS (Cost: $58,190,542)		51,225,662
U.S. GOVERNMENT OBLIGATIONS - 6.4%
U.S. Treasury Bonds, 1.75%, 8/15/41	483,000	367,401
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	274,490
U.S. Treasury Bonds, 1.88%, 11/15/51	164,000	123,051
U.S. Treasury Bonds, 2.00%, 11/15/41	129,000	102,454
U.S. Treasury Bonds, 2.00%, 8/15/51	548,000	423,523
U.S. Treasury Bonds, 2.25%, 5/15/41	500,000	417,227
U.S. Treasury Bonds, 2.25%, 2/15/52	5,463,000	4,495,878
U.S. Treasury Bonds, 2.38%, 5/15/51	730,000	616,251
U.S. Treasury Bonds, 2.88%, 5/15/43	960,000	875,400
U.S. Treasury Bonds, 3.25%, 5/15/42	1,250,000	1,219,922
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	205,000	93,140
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	975,000	438,863
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	355,000	157,383
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/40	1,280,000	679,488
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,745,000	3,481,411
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/41	205,000	104,080
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	44,452
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	80,000	39,143
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/42	820,000	393,414
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	308,627
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	223,823
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/43	485,000	224,690
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	766,218
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/44	490,000	218,395
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	243,115
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	174,826
U.S. Treasury Notes, 0.13%, 3/31/23	1,500,000	1,470,879
U.S. Treasury Notes, 0.13%, 8/31/23	500,000	483,730
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,406,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes, 0.63%, 11/30/27	$250,000	$219,531
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	889,961
U.S. Treasury Notes, 1.38%, 9/30/23	285,000	279,467
U.S. Treasury Notes, 1.88%, 2/15/32	207,000	187,529
U.S. Treasury Notes, 2.38%, 3/31/29	25,000	23,931
U.S. Treasury Notes, 2.38%, 2/15/42	4,270,000	3,620,827
U.S. Treasury Notes, 2.50%, 4/30/24	180,000	178,432
U.S. Treasury Notes, 2.50%, 5/31/24	3,795,000	3,760,756
U.S. Treasury Notes, 2.63%, 5/31/27	9,696,000	9,512,685
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	3,843,414
U.S. Treasury Notes, 2.88%, 6/15/25	1,475,000	1,469,123
U.S. Treasury Notes, 2.88%, 5/15/32	6,179,000	6,109,486
U.S. Treasury Notes, 3.25%, 6/30/27	2,000,000	2,019,531
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $57,518,201)		52,982,913
MUNICIPAL BONDS - 1.7%
CALIFORNIA - 0.6%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	191,416
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	196,501
California Health Facilities Financing Authority,Revenue Bonds, 4.35%, 6/1/41	250,000	234,201
Chula Vista Municipal Financing Authority, Revenue Bonds, Class A, 4.28%, 12/1/48	1,000,000	916,855
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	283,455
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,086,647
Los Angeles Community College District, 2.11%, 8/1/32	770,000	653,488
State of California, General Obligation, 4.60%, 4/1/38	500,000	505,573
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	358,225
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	430,817
Total California		4,857,178
DISTRICT OF COLUMBIA - 0.2%
District of Columbia, Revenue Bonds, 3.85%, 2/28/25	1,750,000	1,728,150

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
ILLINOIS - 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	$500,000	$490,114
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	211,439
Total Illinois		701,553
INDIANA - 0.0% (h)
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	215,000	173,594
MICHIGAN - 0.3%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	614,825
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	793,026
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,157,375
Total Michigan		2,565,226
MINNESOTA - 0.1%
University of Minnesota, Revenue Bonds, 4.05%, 4/1/52	380,000	372,977
NEW JERSEY - 0.1%
Morris County Improvement Authority, 1.05%, 6/15/26	200,000	181,427
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	398,133
Total New Jersey		579,560
NEW YORK - 0.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, 1.88%, 7/25/37	986,333	812,073
Metropolitan Transportation Authority, 5.18%, 11/15/49	1,000,000	1,031,799
Total New York		1,843,872
OHIO - 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,053,706
OREGON - 0.0% (h)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (b)	500,000	36,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
TEXAS - 0.0% (h)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	$80,000	$70,345
TOTAL MUNICIPAL BONDS (Cost: $15,700,232)		13,982,661
SUPRANATIONAL BONDS - 1.6%
African Development Bank, 0.75%, 4/3/23	1,150,000	1,132,255
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	32,000	27,187
Arab Petroleum Invstment Corp., 1.48%, 10/6/26 (b)	1,200,000	1,083,620
Asian Development Bank, 3.13%, 9/26/28	1,500,000	1,488,580
Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	143,000	134,466
European Investment Bank, 0.63%, 10/21/27	700,000	613,787
European Investment Bank, 0.75%, 9/23/30	1,000,000	829,430
European Investment Bank, 2.38%, 5/24/27	500,000	482,545
European Investment Bank, 2.50%, 10/15/24	1,000,000	987,820
Inter-American Development Bank, 1.13%, 7/20/28	170,000	150,564
Inter-American Investment Corp., 2.63%, 4/22/25	1,000,000	983,477
International Bank for Reconstruction & Development, 0.00%, 3/31/27	1,000,000	914,910
International Bank for Reconstruction & Development, 0.75%, 11/24/27	158,000	138,953
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	589,000	589,061
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	826,776
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	737,351
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	1,000,000	999,732
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 2.17%, 2/12/24 (c)	800,000	811,348
TOTAL SUPRANATIONAL BONDS (Cost: $13,612,346)		12,931,862

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
BERMUDA - 0.0% (h)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30 (b)	$200,000	$166,981
CANADA - 0.1%
Canada Government International Bond, 2.88%, 4/28/25	1,100,000	1,092,237
CHILE - 0.1%
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	763,869
GUATEMALA - 0.1%
Guatemala Government Bond, 5.38%, 4/24/32 (b)	350,000	321,412
INDONESIA - 0.1%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	200,000
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	267,384
Indonesia Government International Bond, 4.13%, 1/15/25 (b)	400,000	397,985
Total Indonesia		865,369
ITALY - 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	826,262
MEXICO - 0.0% (h)
Mexico Government International Bond, 4.28%, 8/14/41	251,000	198,374
PANAMA - 0.0% (h)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	107,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
PERU - 0.2%
Peruvian Government International Bond, 2.78%, 1/23/31	$107,000	$90,966
Peruvian Government International Bond, 3.00%, 1/15/34	1,315,000	1,078,701
Total Peru		1,169,667
QATAR - 0.0% (h)
Qatar Government International Bond, 4.50%, 4/23/28 (b)	200,000	207,043
ROMANIA - 0.0% (h)
Romanian Government International Bond, Series 144A, 6.00%, 5/25/34 (b)	70,000	63,238
UNITED ARAB EMIRATES - 0.0% (h)
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (b)	250,000	244,062
URUGUAY - 0.0% (h)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	148,034
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $7,047,930)		6,174,504
FOREIGN GOVERNMENT AGENCIES - 0.7%
CANADA - 0.6%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26 (b)	1,000,000	915,488
OMERS Finance Trust, Series 144A, 3.50%, 4/19/32 (b)	1,000,000	975,036
OMERS Finance Trust, Series 144A, 4.00%, 4/19/52 (b)	1,000,000	934,366
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	880,171
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	976,162
Total Canada		4,681,223
EGYPT - 0.0% (h)
Arab Republic of Egypt, 5.25%, 10/6/25 (b)	300,000	245,241
JAPAN - 0.0% (h)
Development Bank of Japan, Inc., 1.75%, 2/18/25 (b)	226,000	216,978
NORWAY - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25 (b)	500,000	487,317

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES (continued)
SOUTH KOREA - 0.0% (h)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (b)	$200,000	$200,850
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $6,168,505)		5,831,609

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 14.6%
iShares Core U.S. Aggregate Bond ETF	52,117	$5,299,256
iShares MBS ETF	612,240	59,687,278
SPDR Blackstone Senior Loan ETF	1,356,105	56,468,212
TOTAL EXCHANGE-TRADED FUNDS (Cost: $125,401,521)		121,454,746
MUTUAL FUNDS - 5.4%
BrandywineGLOBAL High Yield Fund	2,377,338	22,275,661
MainStay MacKay High Yield Corporate Bond Fund,	4,670,191	22,697,130
TOTAL MUTUAL FUNDS (Cost: $53,004,609)		44,972,791
PREFERRED STOCK - 0.2%
Gladstone Investment Corp., 4.88%, 11/1/28 (Cost: $1,830,000)	73,200	1,720,200
COMMON STOCKS - 0.0% (h)
DIVERSIFIED FINANCIAL SERVICES - 0.0% (h)
Bruin Blocker LLC	4,367	3,930
ENERGY EQUIPMENT & SERVICES - 0.0% (h)
Canvas Energy, Inc.	952	13,575
Noble Corp.(j)	76	1,927
TOTAL COMMON STOCKS (Cost: $11,471)		19,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (continued)

SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.96%(k) (Cost: $14,691,217)	14,691,217	$14,691,217
TOTAL INVESTMENTS - 100.6% (Cost: $909,424,130)		835,059,333
OTHER ASSETS AND LIABILITIES, NET - (0.6)%		(4,766,995)
NET ASSETS - 100.0%		$830,292,338

(a)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2022, the value of these securities was $2,277,815, representing 0.3% of net assets.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2022, the value of these securities was $252,151,921, representing 30.4% of net assets.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is currently in default.
(e)	Perpetual floating rate security. Date shown reflects the next reset date.
(f)	To-be-announced (“TBA”) security.
(g)	Interest only security.
(h)	Amount is less than 0.05%.
(i)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(j)	Non-income producing.
(k)	The rate shown is the annualized seven-day yield at June 30, 2022.
ABS	Asset Backed Securities
CLO	Collateralized Loan Obligations
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Paid-In-Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Funding Rate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

June 30, 2022

PFM Multi-Manager Fixed-Income Fund (concluded)

Futures contracts open at June 30, 2022:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 5.6%
U.S. Treasury Ultra Bonds	Long	7,700,000	09/21/2022	$11,884,469	$(140,245)
U.S. Treasury Ultra Bonds	Long	1,400,000	09/21/2022	1,940,750	48,418
U.S. Treasury 10-Year Notes	Long	1,800,000	09/21/2022	2,133,562	18,695
U.S. Treasury 5-Year Notes	Long	17,400,000	09/30/2022	19,531,500	(55,229)
U.S. Treasury 2-Year Notes	Long	10,400,000	09/30/2022	10,920,813	(41,666)
Total				$46,411,094	$(170,027)

Forward Sales Contracts — As of June 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount	Value
To Be Announced Securities – (0.1)%
Government National Mortgage Association	3.00%	TBA-30yr	7/21/22	$(845,000)	$(796,479)
Total (Proceeds Receivable: $ (788,686))					$(796,479)

(a) TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$165,042,575	$—	$165,042,575
Asset-Backed Securities	—	129,080,035	—	129,080,035
Exchange-Traded Funds	121,454,746	—	—	121,454,746
U.S. Government Agencies	—	116,914,988	—	116,914,988
Commercial Mortgage-Backed Securities	—	98,034,138	—	98,034,138
U.S. Government Obligations	—	52,982,913	—	52,982,913
Foreign Corporate Bonds*	—	51,225,662	—	51,225,662
Mutual Funds	44,972,791	—	—	44,972,791
Municipal Bonds*	—	13,982,661	—	13,982,661
Supranational Bonds	—	12,931,862	—	12,931,862
Foreign Government Obligations*	—	6,174,504	—	6,174,504
Foreign Government Agencies*	—	5,831,609	—	5,831,609
Preferred Stock*	1,720,200	—	—	1,720,200
Common Stocks
Financial	—	3,930	—	3,930
Energy	—	15,502	—	15,502
Money Market Fund	14,691,217	—	—	14,691,217
Total Investments in Securities	$182,838,954	$652,220,379	$—	$835,059,333
Other Financial Instruments
Futures Contracts (a)	$67,113	$—	$—	$67,113
Other Financial Instruments
Forward Sales Contracts at Value	$—	$(796,479)	$—	$(796,479)
Futures Contracts(a)	(237,140)	—	—	$(237,140)
Total – Other Financial Instruments	$(237,140)	$(796,479)	$—	$(1,033,619)

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2022, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –	Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to the Adviser to the Funds, PFM Asset Management (“PFMAM” or, the “Adviser”), the responsibility for the performance of day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools. The SEC recently adopted new Rule 2a-5 under the Investment Company Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact a Fund’s valuation policies. The Funds will not be required to comply with the new rule until September 8, 2022.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the
Funds’ most recent semiannual or annual shareholder report.